UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

  The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic American Funds® Managed Risk Portfolio Class II

Global Atlantic Balanced Managed Risk Portfolio Class II

Global Atlantic BlackRock Selects Managed Risk Portfolio Class II

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Class II

Global Atlantic Moderately Aggressive Managed Risk Portfolio Class II

Global Atlantic Moderate Managed Risk Portfolio Class II

Global Atlantic Select Advisor Managed Risk Portfolio Class II

Global Atlantic Wellington Research Managed Risk Portfolio Class II

Global Atlantic American Funds® Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.87%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$140,824,784
Total number of portfolio holdings	11
Period portfolio turnover rate	13%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	53.8%
Variable Insurance Trusts - Debt Funds	32.8%
Mutual Funds	8.6%
Short-Term Investments	5.0%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Balanced Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.92%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$67,064,555
Total number of portfolio holdings	29
Period portfolio turnover rate	20%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	51.8%
Exchange Traded Funds - Debt Funds	43.3%
Short-Term Investments	5.0%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$47	0.94%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$137,910,231
Total number of portfolio holdings	22
Period portfolio turnover rate	41%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	45.5%
Exchange Traded Funds - Debt Funds	27.8%
Variable Insurance Trusts - Asset Allocation Fund	22.2%
Short-Term Investments	4.7%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$59	1.19%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$161,633,432
Total number of portfolio holdings	318
Period portfolio turnover rate	10%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	71.3%
Corporate Bonds and Notes	10.5%
Agency Mortgage Backed Securities	8.4%
Short-Term Investments	5.6%
Asset Backed and Commercial Backed Securities	3.7%
U.S. Treasury Securities and Agency Bonds	2.9%
Other Investments	1.2%
Other Assets Less Liabilities - Net	(3.6)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly, Global Atlantic Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$44	0.88%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$251,660,833
Total number of portfolio holdings	27
Period portfolio turnover rate	18%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	81.0%
Exchange Traded Funds - Debt Funds	14.9%
Short-Term Investments	4.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Moderate Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic Moderate Managed Risk Portfolio (formerly, Global Atlantic Moderate Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355-1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.92%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$82,650,530
Total number of portfolio holdings	28
Period portfolio turnover rate	19%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.8%
Exchange Traded Funds - Debt Funds	31.7%
Short-Term Investments	4.6%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Select Advisor Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$32	0.64%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$64,850,801
Total number of portfolio holdings	17
Period portfolio turnover rate	11%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	59.3%
Variable Insurance Trusts - Debt Funds	18.6%
Exchange Traded Funds - Equity Funds	12.4%
Exchange Traded Funds - Debt Funds	4.6%
Short-Term Investments	5.2%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Wellington Research Managed Risk Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$59	1.19%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$282,084,154
Total number of portfolio holdings	546
Period portfolio turnover rate	50%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	62.4%
U.S. Treasury Securities and Agency Bonds	15.2%
Agency Mortgage Backed Securities	7.7%
Corporate Bonds and Notes	6.9%
Short-Term Investments	4.7%
Asset Backed and Commercial Backed Securities	2.6%
Other Investments	1.6%
Other Assets Less Liabilities - Net	(1.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Global Atlantic Moderately Aggressive Managed Risk Portfolio

(formerly Global Atlantic Growth Managed Risk Portfolio)

Global Atlantic Moderate Managed Risk Portfolio

(formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 86.6%
DEBT FUNDS - 32.8%
American Funds Insurance Series - American High-Income Trust, Class 1	137,263	$1,298,509
American Funds Insurance Series - The Bond Fund of America, Class 1 (a)	3,859,597	36,974,942
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	793,973	7,923,854
TOTAL DEBT FUNDS		46,197,305
EQUITY FUNDS - 53.8%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	479,642	8,091,558
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	426,359	8,186,087
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,187,252	20,302,011
American Funds Insurance Series Growth Fund, Class 1	156,690	20,227,120
American Funds Insurance Series Growth-Income Fund, Class 1	303,241	18,922,218
TOTAL EQUITY FUNDS		75,728,994
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $98,950,688)		121,926,299
	Shares/ Principal	Fair Value
MUTUAL FUNDS - 8.6%
EQUITY FUNDS - 8.6%
American Funds International Growth and Income Fund (Cost - $10,305,787)	284,076	$12,147,103
SHORT-TERM INVESTMENTS - 5.0%
MONEY MARKET FUNDS - 5.0%
Dreyfus Government Cash Management, 4.21% (b)	6,792,119	6,792,119
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (b)	191,825	191,825
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,983,944)		6,983,944
TOTAL INVESTMENTS - 100.2% (Cost - $116,240,419)		$141,057,346
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(232,562)
TOTAL NET ASSETS - 100.0%		$140,824,784

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.1%
DEBT FUNDS - 43.3%
iShares 10+ Year Investment Grade Corporate Bond ETF	30,221	$1,517,396
iShares 10-20 Year Treasury Bond ETF	37,332	3,792,931
iShares 1-3 Year Treasury Bond ETF	25,254	2,092,546
iShares 1-5 Year Investment Grade Corporate Bond ETF	36,814	1,942,307
iShares 20+ Year Treasury Bond ETF	13,943	1,230,470
iShares 3-7 Year Treasury Bond ETF	19,574	2,331,068
iShares 5-10 Year Investment Grade Corporate Bond ETF	27,291	1,454,337
iShares 7-10 Year Treasury Bond ETF	6,400	612,928
iShares Core Total USD Bond Market ETF	91,710	4,239,753
iShares Core U.S. Aggregate Bond ETF	48,030	4,764,576
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,777	1,276,026
iShares MBS ETF	40,885	3,838,693
TOTAL DEBT FUNDS		29,093,031
EQUITY FUNDS - 51.8%
iShares 0-5 Year TIPS Bond ETF, Class 5	14,804	1,523,480
iShares Core MSCI EAFE ETF	47,721	3,983,749
iShares Core MSCI Emerging Markets ETF	11,361	682,001
iShares Core S&P 500 ETF	19,436	12,067,812
iShares Core S&P Mid-Cap ETF	39,840	2,470,877
iShares Core S&P Small-Cap ETF	11,150	1,218,584
iShares MSCI EAFE Growth ETF	6,326	708,512
iShares MSCI EAFE Value ETF	20,760	1,317,845
	Shares/ Principal	Fair Value
EQUITY FUNDS - 51.8% (Continued)
iShares MSCI USA Momentum Factor ETF	2,451	$589,024
iShares MSCI USA Quality Factor ETF	11,899	2,175,375
iShares S&P 100 ETF	2,553	777,006
iShares S&P 500 Growth ETF	17,484	1,924,988
iShares S&P 500 Value ETF	7,139	1,395,103
iShares U.S. Equity Factor Rotation Active Capitalize ETF	35,155	1,914,541
iShares U.S. Technology ETF	11,450	1,983,941
TOTAL EQUITY FUNDS		34,732,838
TOTAL EXCHANGE TRADED FUNDS (Cost - $49,459,673)		63,825,869
SHORT-TERM INVESTMENTS - 5.0%
MONEY MARKET FUNDS - 5.0%
Dreyfus Government Cash Management, 4.21% (a)	2,675,650	2,675,650
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a)	647,460	647,460
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,323,110)		3,323,110
TOTAL INVESTMENTS - 100.1% (Cost - $52,782,783)		$67,148,979
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(84,424)
TOTAL NET ASSETS - 100.0%		$67,064,555

(a)  The rate shown is the annualized seven-day yield at period end.

TIPS - Treasury Inflation Protected Security

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 73.3%
DEBT FUNDS - 27.8%
iShares 1-3 Year Treasury Bond ETF	15,852	$1,313,497
iShares 7-10 Year Treasury Bond ETF	27,777	2,660,203
iShares Iboxx $ High Yield Corporate Bond ETF	66,055	5,327,336
iShares iBoxx $ Investment Grade Corporate Bond ETF	102,483	11,233,161
iShares MBS ETF	189,682	17,809,243
TOTAL DEBT FUNDS		38,343,440
EQUITY FUNDS - 45.5%
iShares Core Dividend Growth ETF	83,274	5,324,540
iShares Core MSCI EAFE ETF	39,409	3,289,863
iShares Core S&P 500 ETF	2,211	1,372,810
iShares Core S&P U.S. Growth ETF	89,753	13,498,851
iShares Global Financials ETF	42,054	4,660,424
iShares Global Healthcare ETF	30,625	2,636,506
iShares Global Tech ETF	37,071	3,423,136
iShares MSCI Eurozone ETF	22,123	1,315,212
iShares MSCI Global Min Vol Factor ETF	38,698	4,588,422
iShares MSCI Japan ETF	26,333	1,974,185
iShares MSCI USA Min Vol Factor ETF	21,039	1,974,931
iShares MSCI USA Quality Factor ETF	58,180	10,636,468
	Shares/ Principal	Fair Value
EQUITY FUNDS - 45.5% (Continued)
iShares U.S. Consumer Discretionary ETF	27,286	$2,718,777
iShares U.S. Industrials ETF	37,718	5,367,649
TOTAL EQUITY FUNDS		62,781,774
TOTAL EXCHANGE TRADED FUNDS (Cost - $85,638,677)		101,125,214
VARIABLE INSURANCE TRUSTS - 22.2%
ASSET ALLOCATION FUND - 22.2%
BlackRock Global Allocation VI Fund, Class I (Cost - $24,760,316)*	1,672,450	30,589,118
SHORT-TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 4.7%
Dreyfus Government Cash Management, 4.21% (a)	4,766,831	4,766,831
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a)	1,666,957	1,666,957
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,433,788)		6,433,788
TOTAL INVESTMENTS - 100.2% (Cost - $116,832,781)		$138,148,120
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(237,889)
TOTAL NET ASSETS - 100.0%		$137,910,231

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 71.3%
AEROSPACE & DEFENSE - 2.6%
General Dynamics Corp.	6,120	$1,784,959
RTX Corp.	16,724	2,442,039
		4,226,998
BANKS - 2.2%
JPMorgan Chase & Co.	12,020	3,484,718
BEVERAGES - 0.8%
PepsiCo, Inc.	10,358	1,367,670
BIOTECHNOLOGY - 1.0%
AbbVie, Inc.	9,012	1,672,807
BUILDING PRODUCTS - 2.3%
Carlisle Cos., Inc.	3,924	1,465,221
Johnson Controls International PLC	21,319	2,251,713
		3,716,934
CAPITAL MARKETS - 5.3%
Ares Management Corp., Class A	8,851	1,532,993
Charles Schwab Corp. (The)	23,769	2,168,684
Morgan Stanley	17,265	2,431,948
Nasdaq, Inc.	27,815	2,487,217
		8,620,842
CHEMICALS - 4.5%
Air Products and Chemicals, Inc.	4,863	1,371,658
Ecolab, Inc.	5,613	1,512,367
Linde PLC	7,237	3,395,455
Sherwin-Williams Co. (The)	2,738	940,120
		7,219,600
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Cintas Corp.	8,708	1,940,752
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc.*	671	5
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Casey's General Stores, Inc.	2,127	1,085,344
Target Corp.	4,662	459,906
Walmart, Inc.	32,028	3,131,698
		4,676,948
ELECTRIC UTILITIES - 0.8%
NextEra Energy, Inc.	19,117	1,327,102
ELECTRICAL EQUIPMENT - 1.2%
nVent Electric PLC	25,931	1,899,446
FINANCIAL SERVICES - 2.5%
Visa, Inc., Class A	11,212	3,980,821
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 0.6%
McCormick & Co., Inc.	11,732	$889,520
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Abbott Laboratories	19,142	2,603,503
Becton Dickinson & Co.	6,271	1,080,180
STERIS PLC	4,536	1,089,638
Stryker Corp.	8,372	3,312,214
		8,085,535
HEALTH CARE PROVIDERS & SERVICES - 0.2%
UnitedHealth Group, Inc.	767	239,281
HOTELS, RESTAURANTS & LEISURE - 1.4%
McDonald's Corp.	7,766	2,268,992
HOUSEHOLD DURABLES - 0.4%
DR Horton, Inc.	4,891	630,548
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Co.	9,898	899,728
Procter & Gamble Co. (The)	13,428	2,139,349
		3,039,077
INDUSTRIAL CONGLOMERATES - 1.3%
Honeywell International, Inc.	8,901	2,072,865
INSURANCE - 1.3%
Erie Indemnity Co., Class A	2,577	893,678
Marsh & McLennan Cos., Inc.	5,166	1,129,494
		2,023,172
IT SERVICES - 1.6%
Accenture PLC, Class A	8,471	2,531,897
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Danaher Corp.	6,854	1,353,939
West Pharmaceutical Services, Inc.	3,632	794,682
		2,148,621
MACHINERY - 0.8%
Parker-Hannifin Corp.	1,921	1,341,761
OIL, GAS & CONSUMABLE FUELS - 1.9%
Chevron Corp.	9,435	1,350,998
EOG Resources, Inc.	6,271	750,074
Exxon Mobil Corp.	9,193	991,005
		3,092,077
PHARMACEUTICALS - 2.1%
Eli Lilly & Co.	1,957	1,525,540
Johnson & Johnson	12,007	1,834,069
		3,359,609

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.2%
Analog Devices, Inc.	9,561	$2,275,709
Applied Materials, Inc.	4,211	770,908
Broadcom, Inc.	19,377	5,341,270
Texas Instruments, Inc.	15,751	3,270,223
		11,658,110
SOFTWARE - 11.1%
Microsoft Corp.	23,072	11,476,244
Oracle Corp.	15,793	3,452,824
Roper Technologies, Inc.	5,372	3,045,064
		17,974,132
SPECIALTY RETAIL - 2.4%
Lowe's Cos., Inc.	8,553	1,897,654
Ross Stores, Inc.	11,375	1,451,223
Tractor Supply Co.	11,155	588,649
		3,937,526
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.1%
Apple, Inc.	16,768	3,440,291
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
NIKE, Inc., Class B	7,599	539,833
TRADING COMPANIES & DISTRIBUTORS - 1.1%
WW Grainger, Inc.	1,700	1,768,408
TOTAL COMMON STOCKS (Cost - $51,927,527)		115,175,898
CORPORATE BONDS AND NOTES - 10.5%
ADVERTISING - 0.1%
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30 (a)	$100,000	103,226
AEROSPACE & DEFENSE - 0.2%
Boeing Co. (The)
5.15%, 5/1/30	150,000	152,762
3.65%, 3/1/47	100,000	70,038
Howmet Aerospace, Inc., 4.85%, 10/15/31	50,000	50,632
		273,432
AGRICULTURE - 0.1%
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	206,650
AIRLINES - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	50,000	49,878
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27 (a)	40,000	40,053
United Airlines Class B Pass-Through Trust, 4.88%, 1/15/26	16,619	16,583
		106,514
	Shares/ Principal	Fair Value
APPAREL - 0.1%
PVH Corp., 5.50%, 6/13/30	$100,000	$100,701
Tapestry, Inc., 5.50%, 3/11/35	35,000	35,109
		135,810
AUTO MANUFACTURERS - 0.1%
Hyundai Capital America
5.35%, 3/19/29 (a)	50,000	50,902
5.40%, 6/23/32 (a)	100,000	101,281
		152,183
BANKS - 2.2%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27 (a),(b)	200,000	204,343
Banco Santander SA, 2.75%, 12/3/30	200,000	178,035
Bank of America Corp.
2.59%, (SOFR + 2.15%), 4/29/31 (b)	100,000	91,401
1.92%, (SOFR + 1.37%), 10/24/31 (b)	200,000	174,404
5.47%, (SOFR + 1.65%), 1/23/35 (b)	150,000	154,127
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31 (b)	100,000	90,677
3.06%, (SOFR + 1.35%), 1/25/33 (b)	200,000	178,752
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30 (a),(b)	200,000	207,471
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	153,849
Goldman Sachs Group, Inc. (The)
1.99%, (SOFR + 1.09%), 1/27/32 (b)	300,000	259,730
2.38%, (SOFR + 1.25%), 7/21/32 (b)	200,000	174,621
JPMorgan Chase & Co.
4.49%, (3 Month Term SOFR + 3.79%), 3/24/31 (b)	400,000	399,438
5.34%, (SOFR + 1.62%), 1/23/35 (b)	50,000	51,184
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29 (b)	200,000	207,633
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32 (b)	500,000	432,807
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27 (a),(b)	200,000	194,703
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29 (b)	50,000	54,076
5.44%, (SOFR + 1.62%), 1/24/30 (b)	100,000	102,930
Wells Fargo & Co.
5.20%, (SOFR + 1.50%), 1/23/30 (b)	100,000	102,402
5.50%, (SOFR + 1.78%), 1/23/35 (b)	100,000	102,568
		3,515,151
BEVERAGES - 0.1%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	97,602

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 0.4%
Amgen, Inc., 5.25%, 3/2/33	$100,000	$102,444
Biogen, Inc., 2.25%, 5/1/30	100,000	90,071
CSL Finance PLC, 4.25%, 4/27/32 (a)	150,000	146,429
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	257,170
		596,114
BUILDING MATERIALS - 0.1%
JH North America Holdings, Inc., 5.88%, 1/31/31 (a)	25,000	25,209
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32 (a)	100,000	102,566
Quikrete Holdings, Inc., 6.75%, 3/1/33 (a)	50,000	51,592
		179,367
CHEMICALS - 0.1%
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	100,000	107,226
COMMERCIAL SERVICES - 0.2%
Ashtead Capital, Inc., 5.80%, 4/15/34 (a)	200,000	204,878
EquipmentShare.com, Inc., 9.00%, 5/15/28 (a)	50,000	52,813
Herc Holdings, Inc., 7.00%, 6/15/30 (a)	50,000	52,197
		309,888
COMPUTERS - 0.1%
CACI International, Inc., 6.38%, 6/15/33 (a)	25,000	25,770
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	100,000	99,686
McAfee Corp., 7.38%, 2/15/30 (a)	75,000	70,860
		196,316
COSMETICS/PERSONAL CARE - 0.1%
Kenvue, Inc., 4.85%, 5/22/32	100,000	101,199
DIVERSIFIED FINANCIAL SERVICES - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	132,313
Freedom Mortgage Holdings LLC, 8.38%, 4/1/32 (a)	25,000	25,127
Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32 (a)	50,000	50,469
		207,909
ELECTRIC - 1.6%
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 2/15/32 (a)	150,000	150,218
Constellation Energy Generation LLC
5.80%, 3/1/33	200,000	211,531
6.13%, 1/15/34	50,000	53,864
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	95,018
DTE Energy Co., 4.88%, 6/1/28	50,000	50,731
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	106,413
	Shares/ Principal	Fair Value
ELECTRIC - 1.6% (Continued)
EDP Finance BV, 1.71%, 1/24/28 (a)	$200,000	$187,040
Electricite de France SA, 5.70%, 5/23/28 (a)	200,000	205,971
Enel Finance International NV, 3.50%, 4/6/28 (a)	200,000	195,007
Exelon Corp., 4.05%, 4/15/30	200,000	196,721
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	100,000	90,051
2.44%, 1/15/32	100,000	86,756
5.30%, 3/15/32	65,000	66,952
Pacific Gas and Electric Co.
5.32%, (SOFR + 0.95%), 9/4/25 (b)	200,000	199,999
3.25%, 6/1/31	150,000	134,581
Southern Co. (The), 3.70%, 4/30/30	50,000	48,347
Virginia Electric and Power Co., 5.00%, 4/1/33	100,000	101,028
Vistra Operations Co. LLC, 4.30%, 7/15/29 (a)	300,000	295,529
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	153,007
		2,628,764
ELECTRICAL COMPONENTS & EQUIPMENTS - 0.0%†
WESCO Distribution, Inc., 6.63%, 3/15/32 (a)	50,000	51,748
ELECTRONICS - 0.1%
Flex Ltd., 5.25%, 1/15/32	100,000	101,052
ENGINEERING & CONSTRUCTION - 0.0%†
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28 (a)	50,000	48,358
ENTERTAINMENT - 0.0%†
Caesars Entertainment, Inc., 4.63%, 10/15/29 (a)	100,000	95,476
ENVIRONMENTAL CONTROL - 0.0%†
Republic Services, Inc., 1.45%, 2/15/31	100,000	85,281
FOOD - 0.2%
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	182,829
Mars, Inc., 5.20%, 3/1/35 (a)	140,000	141,589
		324,418
GAS - 0.1%
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	100,000	101,429
HEALTHCARE-PRODUCTS - 0.1%
Baxter International, Inc., 2.54%, 2/1/32	200,000	174,324
HEALTHCARE-SERVICES - 0.5%
Centene Corp., 3.00%, 10/15/30	100,000	89,195
DaVita, Inc., 4.63%, 6/1/30 (a)	100,000	95,871

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
HEALTHCARE-SERVICES - 0.5% (Continued)
Icon Investments Six DAC, 6.00%, 5/8/34	$200,000	$204,548
IQVIA, Inc.
6.25%, 2/1/29	100,000	104,473
6.25%, 6/1/32 (a)	100,000	102,666
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	96,979
UnitedHealth Group, Inc., 5.15%, 7/15/34	100,000	101,052
		794,784
HOUSEWARES - 0.0%†
Newell Brands, Inc., 8.50%, 6/1/28 (a)	50,000	52,509
INSURANCE - 0.4%
Arthur J Gallagher & Co., 5.00%, 2/15/32	50,000	50,665
Brown & Brown, Inc.
5.25%, 6/23/32	15,000	15,297
5.55%, 6/23/35	30,000	30,583
Corebridge Financial, Inc., 6.05%, 9/15/33	150,000	157,897
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	51,542
Metropolitan Life Global Funding I, 4.30%, 8/25/29 (a)	150,000	149,358
RGA Global Funding, 5.50%, 1/11/31 (a)	100,000	103,104
Sammons Financial Group, Inc., 6.88%, 4/15/34 (a)	100,000	107,208
		665,654
INTERNET - 0.1%
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 7/1/32 (a)	50,000	49,239
Meta Platforms, Inc., 4.95%, 5/15/33	50,000	51,278
Snap, Inc., 6.88%, 3/1/33 (a)	50,000	51,284
		151,801
LEISURE TIME - 0.1%
Carnival Corp., 5.75%, 3/15/30 (a)	100,000	101,688
MACHINERY-DIVERSIFIED - 0.0%†
Esab Corp., 6.25%, 4/15/29 (a)	50,000	51,194
MEDIA - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	178,270
4.40%, 4/1/33	100,000	94,158
Comcast Corp., 4.80%, 5/15/33	100,000	99,824
Fox Corp., 3.50%, 4/8/30	125,000	119,462
Paramount Global, 4.20%, 5/19/32	100,000	91,301
Sinclair Television Group, Inc., 8.13%, 2/15/33 (a)	50,000	50,605
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	103,678
		737,298
	Shares/ Principal	Fair Value
MINING - 0.1%
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	$150,000	$152,598
MISCELLANEOUS MANUFACTURING - 0.1%
Eaton Corp., 4.15%, 3/15/33	100,000	96,994
OIL & GAS - 0.4%
Aker BP ASA, 4.00%, 1/15/31 (a)	200,000	189,894
Canadian Natural Resources Ltd., 2.95%, 7/15/30	100,000	91,684
Hess Corp., 7.13%, 3/15/33	200,000	226,545
TotalEnergies Capital SA, 4.72%, 9/10/34	100,000	99,357
		607,480
PACKAGING & CONTAINERS - 0.1%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	45,357
Toucan Finco Ltd./Toucan Finco Can, Inc./ Toucan Finco US LLC, 9.50%, 5/15/30 (a)	150,000	153,434
		198,791
PHARMACEUTICALS - 0.2%
Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	100,000	99,052
CVS Health Corp.
5.30%, 6/1/33	100,000	100,876
4.78%, 3/25/38	100,000	91,763
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	99,818
		391,509
PIPELINES - 0.6%
Cheniere Energy, Inc., 5.65%, 4/15/34	50,000	51,200
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	140,000	145,685
Energy Transfer LP
4.95%, 5/15/28	100,000	101,413
5.55%, 5/15/34	100,000	101,209
Hess Midstream Operations LP, 6.50%, 6/1/29 (a)	50,000	51,412
Kinetik Holdings LP, 6.63%, 12/15/28 (a)	100,000	102,270
MPLX LP, 5.40%, 4/1/35	150,000	148,853
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	99,658
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	100,000	94,289
Venture Global Plaquemines LNG LLC
7.50%, 5/1/33 (a)	25,000	26,771
7.75%, 5/1/35 (a)	25,000	27,062
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	47,254
		997,076

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
REITS - 0.5%
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33	$100,000	$79,948
American Tower Corp.
1.88%, 10/15/30	100,000	86,911
5.35%, 3/15/35	150,000	152,637
Essex Portfolio LP, 5.38%, 4/1/35	50,000	50,756
Iron Mountain, Inc., 7.00%, 2/15/29 (a)	100,000	103,521
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	25,000	17,674
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29 (a)	100,000	102,711
RHP Hotel Properties LP / Rhp Finance Corp., 6.50%, 6/15/33 (a)	25,000	25,719
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32 (a)	50,000	51,375
VICI Properties LP, 5.13%, 11/15/31	100,000	100,071
XHR LP, 6.63%, 5/15/30 (a)	50,000	50,942
		822,265
RETAIL - 0.1%
FirstCash, Inc., 6.88%, 3/1/32 (a)	100,000	103,485
QXO Building Products, Inc., 6.75%, 4/30/32 (a)	50,000	51,483
		154,968
SEMICONDUCTORS - 0.1%
Foundry JV Holdco LLC, 6.25%, 1/25/35 (a)	200,000	210,073
SOFTWARE - 0.2%
Fiserv, Inc., 2.65%, 6/1/30	150,000	137,636
Oracle Corp., 2.88%, 3/25/31	100,000	91,170
Synopsys, Inc., 5.00%, 4/1/32	100,000	101,279
		330,085
TELECOMMUNICATIONS - 0.4%
AT&T, Inc., 2.55%, 12/1/33	250,000	209,316
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	89,604
T-Mobile USA, Inc., 3.88%, 4/15/30	200,000	194,235
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	129,308
		622,463
TOTAL CORPORATE BONDS AND NOTES (Cost - $17,195,642)		17,038,667
AGENCY MORTGAGE BACKED SECURITIES - 8.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.5%
Freddie Mac Pool
2.00%, 3/1/51	537,150	428,297
2.50%, 10/1/51	483,833	404,185
3.00%, 2/1/52	641,956	560,329
2.00%, 3/1/52	602,611	478,133
2.00%, 4/1/52	713,868	565,676
	Shares/ Principal	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.5% (Continued)
Freddie Mac Pool (continued)
2.50%, 5/1/52	$571,208	$475,358
4.00%, 8/1/52	669,222	623,204
4.50%, 8/1/52	2,126,569	2,036,277
		5,571,459
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.9%
Fannie Mae or Freddie Mac
0.02%, 7/1/54 (c)	1,160,000	918,031
0.04%, 7/1/54 (c)	550,000	495,172
0.04%, 7/1/54 (c)	530,000	492,817
0.06%, 7/1/54 (c)	1,000,000	1,016,094
2.50%, 7/1/54 (c)	1,270,000	1,053,505
5.50%, 7/1/54 (c)	1,020,000	1,019,203
Fannie Mae Pool
3.00%, 11/1/48	200,114	178,065
3.00%, 1/1/52	455,374	396,043
2.50%, 4/1/52	197,917	164,717
3.50%, 12/1/52	469,787	423,987
Freddie Mac Pool, 3.50%, 6/1/52	230,608	207,908
		6,365,542
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
Ginnie Mae
5.50%, 7/20/53 (c)	640,000	640,700
6.00%, 7/20/54 (c)	630,000	638,761
Ginnie Mae II Pool
2.00%, 7/20/52	236,530	193,347
2.50%, 7/20/52	244,359	208,001
		1,680,809
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $13,865,140)		13,617,810
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.7%
Barings CLO Ltd., 5.41%, (3 Month Term SOFR + 1.15%), 10/15/30 (a),(b)	193,333	193,414
BRAVO Residential Funding Trust, 3.50%, 10/25/44 (a),(d)	33,457	31,871
BX Commercial Mortgage Trust, 5.39%, (1 Month Term SOFR + 1.06%), 9/15/36 (a),(b)	125,948	125,446
BX Mortgage Trust, 5.34%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	129,429
BX Trust, 5.82%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	128,144	128,233
Carlyle Global Market Strategies CLO Ltd.
5.49%, (3 Month Term SOFR + 1.22%), 7/20/32 (a),(b)	160,961	161,007
5.36%, (3 Month Term SOFR + 1.09%), 4/20/34 (a),(b)	250,000	249,583

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.7% (Continued)
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	$50,000	$49,039
Chase Home Lending Mortgage Trust, 5.70%, (SOFR + 1.40%), 5/25/56 (a),(b)	35,000	35,000
CIFC Funding Ltd.
5.24%, (3 Month Term SOFR + 0.97%), 4/19/35 (a),(b)	310,000	308,684
5.79%, (3 Month Term SOFR + 1.52%), 4/22/37 (a),(b)	300,000	301,192
CIM Trust
4.00%, 8/25/48 (a),(d)	14,370	13,443
4.00%, 2/25/49 (a),(d)	7,053	6,782
Citigroup Commercial Mortgage Trust, 2.45%, 7/10/49	30,896	30,432
COLT Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)	68,733	68,035
COMM Mortgage Trust, 4.67%, 10/10/48 (d)	40,000	39,468
Connecticut Avenue Securities, 5.42%, (SOFR + 1.10%), 1/25/45 (a),(b)	27,888	27,905
Connecticut Avenue Securities Trust
5.32%, (SOFR + 1.00%), 2/25/45 (a),(b)	21,643	21,656
5.77%, (SOFR + 1.45%), 3/25/45 (a),(b)	32,849	33,046
5.31%, (SOFR + 1.00%), 5/25/45 (a),(b)	29,173	29,198
CSAIL 2015-C3 Commercial Mortgage Trust, 3.72%, 8/15/48	19,426	19,183
Dryden 97 CLO Ltd., 5.57%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	250,000	250,242
Elevation CLO Ltd., 5.19%, (3 Month Term SOFR + 0.92%), 10/20/31 (a),(b)	163,347	163,065
Eleven Madison Trust Mortgage Trust, 3.67%, 9/10/35 (a),(d)	250,000	246,788
Ellington CLO III Ltd., 6.18%, (3 Month Term SOFR + 1.91%), 7/20/30 (a),(b)	1,754	1,754
Fannie Mae Connecticut Avenue Securities
7.24%, (SOFR + 2.91%), 2/25/30 (b)	23,802	24,503
6.99%, (SOFR + 2.66%), 12/25/30 (b)	18,648	19,202
Fannie Mae REMICS
5.27%, (SOFR + 0.95%), 11/25/54 (b)	167,980	164,752
5.27%, (SOFR + 0.95%), 11/25/54 (b)	136,359	135,675
5.42%, (SOFR + 1.10%), 12/25/54 (b)	192,992	191,941
5.32%, (SOFR + 1.00%), 1/25/55 (b)	197,401	196,083
FirstKey Homes Trust, 1.27%, 10/19/37 (a)	131,245	129,580
Freddie Mac STACR REMIC Trust
5.30%, (SOFR + 0.95%), 1/25/45 (a),(b)	41,075	41,030
5.43%, (SOFR + 1.10%), 5/25/45 (a),(b)	35,613	35,670
Goldentree Loan Management US Clo 11 Ltd., 5.35%, (3 Month Term SOFR + 1.08%), 10/20/34 (a),(b)	250,000	249,880
GS Mortgage Securities Trust
4.01%, 7/10/46 (a),(d)	32,344	31,901
3.93%, 9/10/47	10,974	10,956
3.05%, 5/10/49	30,000	29,611
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 3.7% (Continued)
Home Partners of America Trust
2.30%, 12/17/26 (a)	$201,582	$193,847
2.65%, 1/17/41 (a)	72,113	66,596
HomesTrust, 5.92%, 7/25/69 (a),(e)	90,394	90,377
JP Morgan Mortgage Trust
2.50%, 6/25/52 (a),(d)	83,192	74,691
6.03%, (SOFR + 1.70%), 3/20/54 (a),(b)	14,925	14,957
JPMBB Commercial Mortgage Securities Trust
3.80%, 8/15/48	17,591	17,538
3.58%, 3/17/49	70,000	69,419
Marble Point CLO XV Ltd., 5.32%, (3 Month Term SOFR + 1.04%), 7/23/32 (a),(b)	223,323	222,845
Mill City Mortgage Loan Trust, 3.50%, 4/25/66 (a),(d)	53,275	52,217
Morgan Stanley Bank of America Merrill Lynch Trust
4.07%, 12/15/47	24,000	23,358
3.99%, 12/15/49 (d)	24,000	22,916
Morgan Stanley Capital I Trust, 4.15%, 5/15/48 (d)	28,798	28,302
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	245,314
OBX Trust, 6.13%, 12/25/63 (a),(e)	67,557	68,079
Octagon Investment Partners 35 Ltd., 5.63%, (3 Month Term SOFR + 1.36%), 1/20/31 (a),(b)	500,000	499,346
Provident Funding Mortgage Trust, 3.00%, 12/25/49 (a),(d)	19,547	16,516
PSMC Trust, 2.50%, 8/25/51 (a),(d)	153,559	137,291
Verus Securitization Trust, 6.22%, 6/25/69 (a),(e)	77,242	78,676
Wells Fargo Commercial Mortgage Trust
3.70%, 11/15/48	30,000	29,824
4.26%, 12/15/48	115,000	114,114
4.86%, 1/15/59 (d)	19,000	18,331
WFRBS Commercial Mortgage Trust, 4.37%, 10/15/57 (d)	33,000	30,504
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $6,109,111)		6,039,737
U.S. TREASURY SECURITIES AND AGENCY BONDS - 2.9%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	109,389
U.S. Treasury Bond
1.13%, 5/15/40	50,000	31,121
1.13%, 8/15/40	204,000	125,659
1.75%, 8/15/41	120,000	79,753
2.50%, 5/15/46 (f)	1,025,000	708,972
2.25%, 8/15/46	390,000	255,877
3.13%, 5/15/48	100,000	75,988

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 2.9% (Continued)
U.S. Treasury Bond (continued)
3.00%, 8/15/48	$335,000	$248,162
2.88%, 5/15/49	573,000	411,911
2.25%, 8/15/49	35,000	21,991
1.25%, 5/15/50	790,000	380,157
2.38%, 5/15/51	534,000	339,194
1.88%, 11/15/51	866,000	482,795
3.63%, 5/15/53	390,000	318,566
4.25%, 8/15/54	110,000	100,607
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	654,789	651,195
U.S. Treasury Note, 2.88%, 5/15/28	310,000	303,037
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $5,543,087)		4,644,374
MUTUAL FUNDS - 0.9%
DEBT FUNDS - 0.9%
Franklin Floating Rate Daily Access Fund (Cost - $1,348,401)	179,309	1,362,746
MUNICIPAL BONDS - 0.3%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	185,000	168,339
Greenville City School District, 3.54%, 1/1/51	110,000	82,976
San Bernardino Community College District
2.69%, 8/1/41	250,000	183,436
2.86%, 8/1/49	150,000	97,667
TOTAL MUNICIPAL BONDS (Cost - $689,179)		532,418
PREFERRED STOCKS - 0.0%†
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	11
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 5.6%
MONEY MARKET FUNDS - 5.6%
Dreyfus Government Cash Management, 4.21% (g)	6,108,004	$6,108,004
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (g)	3,009,585	3,009,585
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,117,589)		9,117,589
TOTAL INVESTMENTS - 103.6% (Cost - $105,797,821)		$167,529,250
OTHER ASSETS LESS LIABILITIES - NET (3.6)%		(5,895,818)
TOTAL NET ASSETS - 100.0%		$161,633,432

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2025, these securities amounted to $10,276,445 or 6.4% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Step coupon.

(f)  A portion of this investment, valued at $208,427, is held as collateral for derivative investments.

(g)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	28	9/30/2025	$5,824,656	$21,672
U.S. Long Bond Future	J. P. Morgan Securities LLC	1	9/19/2025	115,469	1,125
					22,797
SHORT FUTURES CONTRACTS
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	3	9/19/2025	336,375	(4,594)
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	6	9/19/2025	685,594	(11,062)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	12	9/30/2025	1,308,000	(11,891)
					(27,547)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(4,750)

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 105.25 PAYER SWAPTION		Receives 105.25%	09/17/25	700,000	$3,747	$8,400	$(4,653)
Citibank NA	CDX.NA.HY.44 STRIKE 105.5 PAYER SWAPTION		Receives 105.5%	09/17/25	1,400,000	8,185	16,548	(8,363)
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 105 PAYER SWAPTION		Receives 105%	09/17/25	1,500,000	7,384	17,145	(9,761)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$19,316	$42,093	$(22,777)

*  The Fund may receive or pay a variable rate.

INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 102 PAYER SWAPTION		Receives 102%	09/17/25	700,000	$(1,649)	$(4,025)	$2,376
Citibank NA	CDX.NA.HY.44 STRIKE 102.5 PAYER SWAPTION		Receives 102.5%	09/17/25	1,400,000	(3,632)	(7,700)	4,068
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 102 PAYER SWAPTION		Receives 102%	09/17/25	1,500,000	(3,534)	(7,350)	3,816
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(8,815)	$(19,075)	$10,260

*  The Fund may receive or pay a variable rate.

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Annually	SOFR	1.924%	08/12/27	500,000	$28,011	$41	$27,970
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$28,011	$41	$27,970

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	TRS On FI Credit Bond	Quarterly	Sell	4.50%	-	NR	09/12/25	$600,000	$(9,975)	$–	$(9,975)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	-	BB+	06/21/27	75,000	531	(5,358)	5,889
Citibank NA	CDX.NA.HY.43	Quarterly	Buy	1.00%	-	NR	06/20/30	580,000	(14,200)	(18,162)	3,962
Citibank NA	CDX.NA.HY.44	Quarterly	Buy	5.00%	-	NR	06/20/30	170,000	13,048	10,530	2,518
Citibank NA	CDX.NA.HY.44	Quarterly	Sell	1.00%	-	NR	06/20/30	700,000	(15,717)	(8,334)	(7,383)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(26,313)	$(21,324)	$(4,989)

*  Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR - Not Rated

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

Total Return Swaps	Expiration Date	Rate (%)	Notional Amount	Unrealized Appreciation (Depreciation)
TRS DEUTSCHE BANK AG TRS PAY UNITED STATES T RCV +4.4279% 09/12/25_R	09/12/25	4.43%	(616,511)	$4,322
Total Net Unrealized Appreciation/(Depreciation) on Total Return Swaps				$4,322

See accompanying notes to financial statements.

Global Atlantic Moderately Aggressive Managed Risk Portfolio
(formerly Global Atlantic Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.9%
DEBT FUNDS - 14.9%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,544	$1,885,084
iShares 10-20 Year Treasury Bond ETF	57,743	5,866,689
iShares 1-3 Year Treasury Bond ETF	32,232	2,670,743
iShares 1-5 Year Investment Grade Corporate Bond ETF	51,770	2,731,385
iShares 20+ Year Treasury Bond ETF	15,656	1,381,642
iShares 3-7 Year Treasury Bond ETF	25,699	3,060,494
iShares 5-10 Year Investment Grade Corporate Bond ETF	35,020	1,866,216
iShares 7-10 Year Treasury Bond ETF	8,058	771,715
iShares Core Total USD Bond Market ETF	188,758	8,726,282
iShares Core U.S. Aggregate Bond ETF	66,864	6,632,909
iShares MBS ETF	19,390	1,820,527
TOTAL DEBT FUNDS		37,413,686
EQUITY FUNDS - 81.0%
iShares Core MSCI EAFE ETF	285,166	23,805,658
iShares Core MSCI Emerging Markets ETF	61,231	3,675,697
iShares Core S&P 500 ETF (a)	121,261	75,290,955
iShares Core S&P Mid-Cap ETF	248,521	15,413,272
iShares Core S&P Small-Cap ETF	70,051	7,655,874
iShares MSCI EAFE Growth ETF	31,850	3,567,200
iShares MSCI EAFE Value ETF	135,479	8,600,207
iShares MSCI USA Momentum Factor ETF	16,834	4,045,547
iShares MSCI USA Quality Factor ETF	74,195	13,564,330
	Shares/ Principal	Fair Value
EQUITY FUNDS - 81.0% (Continued)
iShares S&P 100 ETF	16,070	$4,890,905
iShares S&P 500 Growth ETF	108,564	11,952,896
iShares S&P 500 Value ETF	52,615	10,282,023
iShares U.S. Equity Factor Rotation Active Capitalize ETF	194,975	10,618,339
iShares U.S. Technology ETF	61,294	10,620,411
TOTAL EQUITY FUNDS		203,983,314
TOTAL EXCHANGE TRADED FUNDS (Cost - $149,981,757)		241,397,000
SHORT-TERM INVESTMENTS - 4.2%
MONEY MARKET FUNDS - 4.2%
Dreyfus Government Cash Management, 4.21% (b)	8,256,271	8,256,271
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (b)	2,378,589	2,378,589
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,634,860)		10,634,860
TOTAL INVESTMENTS - 100.1% (Cost - $160,616,617)		$252,031,860
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(371,027)
TOTAL NET ASSETS - 100.0%		$251,660,833

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Moderate Managed Risk Portfolio
(formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.5%
DEBT FUNDS - 31.7%
iShares 10+ Year Investment Grade Corporate Bond ETF	26,018	$1,306,364
iShares 10-20 Year Treasury Bond ETF	33,984	3,452,774
iShares 1-3 Year Treasury Bond ETF	22,599	1,872,553
iShares 1-5 Year Investment Grade Corporate Bond ETF	31,272	1,649,911
iShares 20+ Year Treasury Bond ETF	6,581	580,773
iShares 3-7 Year Treasury Bond ETF	17,230	2,051,920
iShares 5-10 Year Investment Grade Corporate Bond ETF	24,366	1,298,464
iShares 7-10 Year Treasury Bond ETF	5,625	538,706
iShares Core Total USD Bond Market ETF	124,012	5,733,075
iShares Core U.S. Aggregate Bond ETF	41,804	4,146,957
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,445	596,936
iShares MBS ETF	31,819	2,987,486
TOTAL DEBT FUNDS		26,215,919
EQUITY FUNDS - 63.8%
iShares Core MSCI EAFE ETF	75,991	6,343,729
iShares Core MSCI Emerging Markets ETF	19,674	1,181,030
iShares Core S&P 500 ETF	30,290	18,807,061
iShares Core S&P Mid-Cap ETF	63,486	3,937,402
iShares Core S&P Small-Cap ETF	17,747	1,939,569
iShares MSCI EAFE Growth ETF	8,529	955,248
	Shares/ Principal	Fair Value
EQUITY FUNDS - 63.8% (Continued)
iShares MSCI EAFE Value ETF	35,184	$2,233,480
iShares MSCI USA Momentum Factor ETF	4,338	1,042,508
iShares MSCI USA Quality Factor ETF	19,317	3,531,534
iShares S&P 100 ETF	4,121	1,254,227
iShares S&P 500 Growth ETF	28,843	3,175,614
iShares S&P 500 Value ETF	12,671	2,476,167
iShares U.S. Equity Factor Rotation Active Capitalize ETF	51,570	2,808,502
iShares U.S. Technology ETF	17,515	3,034,824
TOTAL EQUITY FUNDS		52,720,895
TOTAL EXCHANGE TRADED FUNDS (Cost - $55,753,185)		78,936,814
SHORT-TERM INVESTMENTS - 4.6%
MONEY MARKET FUNDS - 4.6%
Dreyfus Government Cash Management, 4.21% (a)	3,012,176	3,012,176
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a)	782,209	782,209
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,794,385)		3,794,385
TOTAL INVESTMENTS - 100.1% (Cost - $59,547,569)		$82,731,199
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(80,669)
TOTAL NET ASSETS - 100.0%		$82,650,530

(a) The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 77.9%
DEBT FUNDS - 18.6%
MFS Total Return Bond Series, Class I*	1,006,933	$12,052,993
EQUITY FUNDS - 59.3%
LVIP American Century Mid Cap Value Fund, Class II	60,367	1,217,113
LVIP American Century Value Fund, Class II	430,226	5,521,515
MFS Growth Series*	111,300	8,741,473
MFS Variable Insurance Trust II - MFS Research International Portfolio*	94,331	1,872,461
MFS VIT II - International Intrinsic Value Portfolio, Class I*	104,781	3,736,503
MFS VIT II Blended Research Core Equity Portfolio, Class I*	63,918	4,354,111
MFS VIT Mid Cap Growth Series*	124,123	1,239,987
Putnam VT Large Cap Growth Fund*	257,654	4,356,933
Putnam VT Large Cap Value Fund*	229,422	7,412,638
TOTAL EQUITY FUNDS		38,452,734
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $36,668,212)		50,505,727
EXCHANGE TRADED FUNDS - 17.0%
DEBT FUNDS - 4.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	33,981	1,792,838
iShares Core U.S. Aggregate Bond ETF	12,080	1,198,336
TOTAL DEBT FUNDS		2,991,174
	Shares/ Principal	Fair Value
EQUITY FUNDS - 12.4%
iShares Core MSCI EAFE ETF	51,731	$4,318,504
iShares Core MSCI Emerging Markets ETF	10,633	638,299
iShares Core S&P Small-Cap ETF	28,120	3,073,235
TOTAL EQUITY FUNDS		8,030,038
TOTAL EXCHANGE TRADED FUNDS (Cost - $9,276,709)		11,021,212
SHORT-TERM INVESTMENTS - 5.2%
MONEY MARKET FUNDS - 5.2%
Dreyfus Government Cash Management, 4.21% (a)	3,236,168	3,236,168
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a)	149,542	149,542
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,385,710)		3,385,710
TOTAL INVESTMENTS - 100.1% (Cost - $49,330,631)		$64,912,649
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(61,848)
TOTAL NET ASSETS - 100.0%		$64,850,801

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 62.4%
AEROSPACE & DEFENSE - 1.0%
Boeing Co. (The)*	3,256	$682,230
General Dynamics Corp.	832	242,661
Northrop Grumman Corp.	1,342	670,973
RTX Corp.	3,592	524,504
Standard Aero, Inc.*	18,042	571,029
		2,691,397
AIR FREIGHT & LOGISTICS - 0.3%
C.H. Robinson Worldwide, Inc.	7,483	717,994
AUTOMOBILE COMPONENTS - 0.3%
Goodyear Tire & Rubber Co. (The)*	22,852	236,975
Modine Manufacturing Co.*	5,150	507,275
		744,250
AUTOMOBILES - 0.7%
Tesla, Inc.*	5,908	1,876,735
BANKS - 2.5%
JPMorgan Chase & Co.	3,393	983,665
Wells Fargo & Co.	75,202	6,025,184
		7,008,849
BEVERAGES - 0.6%
Celsius Holdings, Inc.*	6,633	307,705
Coca-Cola Co. (The)	16,373	1,158,390
Monster Beverage Corp.*	2,989	187,231
		1,653,326
BIOTECHNOLOGY - 1.2%
AbbVie, Inc.	3,033	562,985
Akero Therapeutics, Inc.*	807	43,062
Alnylam Pharmaceuticals, Inc.*	386	125,871
Ascendis Pharma A/S, ADR*	591	102,007
Avidity Biosciences, Inc.*	2,830	80,372
Cytokinetics, Inc.*	7,409	244,793
Gilead Sciences, Inc.	5,029	557,565
Kymera Therapeutics, Inc.*	971	42,374
Merus NV*	1,597	84,002
Metsera, Inc.*	2,759	78,494
Newamsterdam Pharma Co. NV*	6,700	121,337
PTC Therapeutics, Inc.*	1,222	59,683
Regeneron Pharmaceuticals, Inc.	191	100,275
REVOLUTION Medicines, Inc.*	2,227	81,931
Scholar Rock Holding Corp.*	1,578	55,893
Ultragenyx Pharmaceutical, Inc.*	1,012	36,796
United Therapeutics Corp.*	869	249,707
Vertex Pharmaceuticals, Inc.*	1,548	689,170
		3,316,317
BROADLINE RETAIL - 3.0%
Amazon.com, Inc.*	39,017	8,559,940
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.2%
AZEK Co., Inc. (The)*	9,640	$523,934
Builders FirstSource, Inc.*	1,008	117,623
Fortune Brands Innovations, Inc.	972	50,039
		691,596
CAPITAL MARKETS - 2.2%
Ares Management Corp., Class A	23,579	4,083,883
Goldman Sachs Group, Inc. (The)	567	401,294
Intercontinental Exchange, Inc.	9,094	1,668,476
		6,153,653
CHEMICALS - 1.1%
Cabot Corp.	2,859	214,425
Celanese Corp.	4,679	258,889
FMC Corp.	7,815	326,276
Ingevity Corp.*	3,005	129,485
Linde PLC	3,001	1,408,009
PPG Industries, Inc.	6,494	738,693
		3,075,777
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Clean Harbors, Inc.*	5,898	1,363,499
Waste Connections, Inc.	1,522	284,188
		1,647,687
COMMUNICATIONS EQUIPMENT - 0.4%
Arista Networks, Inc.*	10,240	1,047,654
CONSTRUCTION & ENGINEERING - 0.3%
Fluor Corp.*	14,505	743,671
CONSTRUCTION MATERIALS - 0.2%
James Hardie Industries PLC*	24,207	650,926
CONSUMER FINANCE - 0.2%
American Express Co.	1,909	608,933
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Casey's General Stores, Inc.	442	225,540
Costco Wholesale Corp.	863	854,318
Performance Food Group Co.*	4,182	365,800
US Foods Holding Corp.*	20,821	1,603,425
Walmart, Inc.	17,126	1,674,580
		4,723,663
DISTRIBUTORS - 0.4%
Pool Corp.	3,393	988,992
ELECTRIC UTILITIES - 0.8%
American Electric Power Co., Inc.	9,713	1,007,821
NextEra Energy, Inc.	5,477	380,213
PG&E Corp.	63,492	885,079
		2,273,113
ELECTRICAL EQUIPMENT - 0.2%
Vertiv Holdings Co., Class A	3,291	422,597

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Coherent Corp.*	10,214	$911,191
Flex Ltd.*	17,208	859,023
Ralliant Corp.*	1,309	63,474
		1,833,688
ENTERTAINMENT - 1.3%
Netflix, Inc.*	1,751	2,344,817
Spotify Technology SA*	300	230,202
Walt Disney Co. (The)	9,808	1,216,290
		3,791,309
FINANCIAL SERVICES - 2.6%
Berkshire Hathaway, Inc., Class B*	6,978	3,389,703
Equitable Holdings, Inc.	13,913	780,519
Mastercard, Inc., Class A	5,601	3,147,426
		7,317,648
FOOD PRODUCTS - 0.1%
Freshpet, Inc.*	4,472	303,917
GAS UTILITIES - 0.3%
Atmos Energy Corp.	5,307	817,862
GROUND TRANSPORTATION - 0.3%
Knight-Swift Transportation Holdings, Inc.	19,279	852,710
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
Abbott Laboratories	4,604	626,190
Align Technology, Inc.*	817	154,683
Boston Scientific Corp.*	11,484	1,233,496
Edwards Lifesciences Corp.*	7,937	620,753
Intuitive Surgical, Inc.*	1,993	1,083,016
		3,718,138
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Acadia Healthcare Co., Inc.*	6,271	142,289
Cencora, Inc.	1,893	567,616
CVS Health Corp.	5,444	375,527
Elevance Health, Inc.	881	342,674
HCA Healthcare, Inc.	1,026	393,061
Labcorp Holdings, Inc.	1,346	353,338
Molina Healthcare, Inc.*	514	153,121
UnitedHealth Group, Inc.	4,627	1,443,485
		3,771,111
HEALTH CARE REITS - 0.5%
Welltower, Inc.	9,333	1,434,762
HOTELS, RESTAURANTS & LEISURE - 1.9%
Chipotle Mexican Grill, Inc.*	16,887	948,205
Flutter Entertainment PLC*	2,310	660,106
Hyatt Hotels Corp., Class A	8,872	1,238,975
Marriott International, Inc., Class A	2,134	583,030
	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.9% (Continued)
Royal Caribbean Cruises Ltd.	2,208	$691,413
Starbucks Corp.	6,779	621,160
Wingstop, Inc.	1,695	570,774
		5,313,663
HOUSEHOLD DURABLES - 0.2%
Champion Homes, Inc.*	4,641	290,573
DR Horton, Inc.	1,761	227,028
Lennar Corp., Class A	1,161	128,418
		646,019
HOUSEHOLD PRODUCTS - 0.0%†
Church & Dwight Co., Inc.	983	94,476
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.3%
Vistra Corp.	3,718	720,586
INSURANCE - 1.5%
American International Group, Inc.	10,965	938,494
Chubb Ltd.	2,988	865,683
Everest Group Ltd.	1,385	470,692
Hamilton Insurance Group Ltd., Class B*	11,738	253,776
Marsh & McLennan Cos., Inc.	5,802	1,268,549
SiriusPoint Ltd.*	16,560	337,659
		4,134,853
INTERACTIVE MEDIA & SERVICES - 3.8%
Alphabet, Inc., Class A	49,424	8,709,991
Meta Platforms, Inc., Class A	2,830	2,088,795
		10,798,786
IT SERVICES - 0.3%
Snowflake, Inc., Class A*	3,752	839,585
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Agilent Technologies, Inc.	4,582	540,722
Danaher Corp.	4,547	898,214
ICON PLC*	632	91,925
		1,530,861
MACHINERY - 0.6%
Deere & Co.	374	190,175
Fortive Corp.	3,928	204,767
IDEX Corp.	3,400	596,938
Ingersoll Rand, Inc.	3,612	300,446
Middleby Corp. (The)*	3,649	525,456
		1,817,782
MEDIA - 0.1%
MNTN, Inc., Class A*	700	15,309
New York Times Co. (The), Class A	6,555	366,949
		382,258

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
METALS & MINING - 0.1%
Nucor Corp.	2,842	$368,153
MULTI-UTILITIES - 0.4%
Sempra	13,924	1,055,021
OIL, GAS & CONSUMABLE FUELS - 2.4%
EQT Corp.	10,133	590,956
Exxon Mobil Corp.	27,537	2,968,489
Marathon Petroleum Corp.	4,585	761,614
Shell PLC, ADR	23,249	1,636,962
Targa Resources Corp.	5,283	919,665
		6,877,686
PERSONAL CARE PRODUCTS - 0.6%
BellRing Brands, Inc.*	9,726	563,427
elf Beauty, Inc.*	1,130	140,617
Unilever PLC, ADR	16,320	998,295
		1,702,339
PHARMACEUTICALS - 2.5%
AstraZeneca PLC, ADR	7,546	527,314
Eli Lilly & Co.	3,433	2,676,126
GSK PLC, ADR	10,235	393,024
Haleon PLC, ADR	84,277	873,953
Johnson & Johnson	5,084	776,581
Merck & Co., Inc.	15,551	1,231,017
Novo Nordisk A/S, ADR	4,227	291,748
Structure Therapeutics, Inc., ADR*	5,188	107,599
Verona Pharma PLC, ADR*	1,491	141,019
		7,018,381
RESIDENTIAL REITS - 0.2%
Camden Property Trust	4,767	537,193
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
Broadcom, Inc.	20,206	5,569,784
First Solar, Inc.*	2,352	389,350
MKS, Inc.	5,684	564,762
NVIDIA Corp.	89,401	14,124,464
NXP Semiconductors NV	6,537	1,428,269
		22,076,629
SOFTWARE - 7.6%
HubSpot, Inc.*	1,489	828,822
Intuit, Inc.	2,155	1,697,343
Microsoft Corp.	26,680	13,270,899
Palantir Technologies, Inc., Class A*	1,830	249,465
SAP SE, ADR	4,117	1,251,980
ServiceNow, Inc.*	1,883	1,935,875
Synopsys, Inc.*	2,674	1,370,906
Zscaler, Inc.*	2,983	936,483
		21,541,773
	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 0.6%
O'Reilly Automotive, Inc.*	7,413	$668,134
TJX Cos., Inc. (The)	8,194	1,011,877
		1,680,011
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
Apple, Inc.	44,276	9,084,107
NetApp, Inc.	5,780	615,859
		9,699,966
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Deckers Outdoor Corp.*	1,797	185,217
TOBACCO - 0.5%
Philip Morris International, Inc.	7,274	1,324,814
TRADING COMPANIES & DISTRIBUTORS - 0.2%
WESCO International, Inc.	3,751	694,685
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US, Inc.	6,272	1,494,367
TOTAL COMMON STOCKS (Cost - $105,028,211)		175,973,319
U.S. TREASURY SECURITIES AND AGENCY BONDS - 15.2%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	37,266
3.38%, 8/15/42	441,500	370,981
4.00%, 11/15/42	762,700	696,619
3.88%, 5/15/43	672,000	600,784
4.38%, 8/15/43	383,300	365,782
4.75%, 11/15/43	425,700	425,733
4.50%, 2/15/44	297,400	287,700
4.63%, 5/15/44	200,200	196,563
4.13%, 8/15/44	400,400	367,289
4.63%, 11/15/44	337,700	330,999
2.50%, 2/15/45	854,200	602,111
4.75%, 2/15/45	494,500	492,414
5.00%, 5/15/45	678,000	697,387
2.88%, 8/15/45	545,000	408,026
2.50%, 5/15/46	805,000	556,802
3.00%, 5/15/47	355,900	266,869
2.75%, 8/15/47	320,000	228,400
2.38%, 5/15/51	251,500	159,752
2.88%, 5/15/52	701,700	494,671
4.00%, 11/15/52	555,100	486,233
3.63%, 2/15/53	478,300	391,048
3.63%, 5/15/53	589,700	481,688
4.13%, 8/15/53	471,100	421,487
4.75%, 11/15/53	514,800	510,939
4.63%, 5/15/54	289,200	281,326
4.25%, 8/15/54	28,500	26,066
4.50%, 11/15/54	469,100	447,771

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 15.2% (Continued)
U.S. Treasury Bond (continued)
4.63%, 2/15/55	$397,400	$387,465
4.75%, 5/15/55	511,400	509,242
U.S. Treasury Note
1.13%, 10/31/26	420,000	404,988
4.63%, 11/15/26	170,000	171,640
1.25%, 11/30/26	140,000	134,996
4.38%, 12/15/26	895,000	901,608
1.25%, 12/31/26	1,164,000	1,120,396
4.00%, 1/15/27	363,000	363,851
4.13%, 1/31/27	735,200	738,531
4.13%, 2/28/27	367,700	369,582
4.25%, 3/15/27	600,000	604,523
2.50%, 3/31/27	327,000	320,000
3.88%, 3/31/27	1,895,300	1,898,113
3.75%, 4/30/27	895,800	895,590
2.63%, 5/31/27	144,000	141,024
3.88%, 5/31/27	1,183,100	1,185,780
3.75%, 6/30/27	548,500	548,779
4.38%, 7/15/27	160,300	162,279
3.75%, 8/15/27	397,200	397,340
4.13%, 10/31/27	342,700	345,792
4.13%, 11/15/27	306,000	308,797
4.00%, 12/15/27	69,500	69,986
3.88%, 12/31/27	10,000	10,042
3.50%, 1/31/28	325,200	323,511
4.00%, 2/29/28	507,500	511,286
3.88%, 3/15/28	409,300	411,219
1.25%, 3/31/28	44,000	41,193
3.63%, 3/31/28	367,000	366,312
3.75%, 4/15/28	161,600	161,789
3.75%, 5/15/28	1,166,600	1,168,149
4.38%, 8/31/28	400,000	407,828
4.63%, 9/30/28	93,100	95,668
4.88%, 10/31/28	650,000	673,309
1.50%, 11/30/28	195,000	181,205
4.38%, 11/30/28	259,300	264,668
3.75%, 12/31/28 (a)	1,168,500	1,169,230
4.00%, 1/31/29	680,600	686,635
4.25%, 2/28/29	13,200	13,431
2.38%, 3/31/29	53,000	50,493
4.13%, 3/31/29	348,200	352,865
4.50%, 5/31/29	586,000	601,909
2.63%, 7/31/29	125,000	119,717
4.00%, 7/31/29	463,600	467,874
3.63%, 8/31/29	580,500	577,530
3.50%, 9/30/29	479,800	474,852
4.00%, 10/31/29	86,100	86,911
4.13%, 10/31/29	688,800	698,540
4.13%, 11/30/29	590,800	599,362
3.88%, 12/31/29	196,300	197,105
	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 15.2% (Continued)
U.S. Treasury Note (continued)
4.25%, 1/31/30	$1,030,300	$1,050,463
4.00%, 3/31/30	811,200	818,583
3.88%, 4/30/30	925,500	928,971
4.00%, 5/31/30	944,800	953,805
3.88%, 6/30/30	809,100	812,071
3.75%, 12/31/30	521,000	518,354
4.63%, 4/30/31	214,600	222,790
4.63%, 5/31/31	170,500	176,980
3.75%, 8/31/31	87,800	86,973
3.63%, 9/30/31	62,800	61,740
4.50%, 12/31/31	166,400	171,568
4.38%, 1/31/32	40,000	40,948
4.13%, 3/31/32	235,000	237,084
4.13%, 5/31/32	277,300	279,640
4.25%, 11/15/34	816,500	819,307
4.63%, 2/15/35	1,219,400	1,258,459
4.25%, 5/15/35	1,122,300	1,124,404
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $43,832,739)		42,887,781
AGENCY MORTGAGE BACKED SECURITIES - 7.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.6%
Freddie Mac Gold Pool
3.00%, 9/1/28	991	973
2.50%, 10/1/28	2,173	2,126
2.50%, 12/1/31	19,786	18,962
3.50%, 11/1/34	21,513	21,301
3.00%, 2/1/43	14,644	13,188
3.50%, 10/1/43	7,347	6,788
4.00%, 8/1/44	4,618	4,397
3.00%, 11/1/46	441,694	394,869
Freddie Mac Pool
4.50%, 1/1/38	123,797	123,494
4.50%, 5/1/38	26,276	26,227
2.00%, 11/1/41	223,348	189,497
2.50%, 2/1/42	417,952	365,053
4.00%, 4/1/47	7,982	7,750
4.00%, 11/1/48	142,965	135,713
4.50%, 11/1/48	7,960	7,731
4.00%, 5/1/49	22,665	21,755
4.00%, 7/1/49	26,725	25,635
4.50%, 8/1/49	16,636	16,204
2.00%, 2/1/51	122,835	97,786
2.00%, 3/1/51	169,898	135,238
2.00%, 5/1/51	1,715,940	1,371,535
2.00%, 5/1/51	114,536	92,443
2.50%, 7/1/51	610,187	512,062
2.00%, 4/1/52	585,367	471,107
4.50%, 8/1/52	409,084	395,052
5.00%, 8/1/52	196,220	192,684

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.6% (Continued)
Freddie Mac Pool (continued)
5.00%, 10/1/52	$543,786	$533,412
5.00%, 1/1/53	190,514	187,005
5.50%, 1/1/53	78,635	78,853
5.50%, 2/1/53	29,592	29,628
5.50%, 3/1/53	48,586	48,702
5.50%, 6/1/53	404,612	405,482
5.50%, 7/1/53	155,810	155,904
5.50%, 8/1/53	157,277	157,419
6.00%, 8/1/53	417,631	425,632
5.50%, 9/1/53	48,411	48,667
6.00%, 10/1/53	68,477	69,610
6.50%, 11/1/53	498,223	514,549
		7,304,433
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.9%
Fannie Mae or Freddie Mac
5.50%, 7/1/40 (b)	788,000	802,282
2.50%, 7/1/55 (b)	165,000	136,873
3.00%, 7/1/55 (b)	346,000	299,236
5.00%, 7/1/55 (b)	222,000	217,595
Fannie Mae Pool
2.50%, 4/1/28	2,796	2,745
3.00%, 10/1/28	1,817	1,790
2.50%, 2/1/30	7,127	6,893
2.50%, 6/1/30	23,745	23,030
2.50%, 10/1/31	47,624	45,973
2.50%, 12/1/31	5,043	4,805
4.50%, 1/1/38	129,438	129,108
4.50%, 4/1/38	265,533	265,038
2.50%, 2/1/41	55,499	49,547
2.00%, 5/1/41	139,360	118,231
2.00%, 7/1/41	261,253	222,622
3.00%, 6/1/43	177,016	155,032
3.00%, 7/1/43	22,992	20,932
4.00%, 11/1/43	8,169	7,868
4.00%, 1/1/46	115,684	109,719
4.00%, 2/1/46	127,665	121,082
4.00%, 3/1/46	13,119	12,540
3.00%, 10/1/46	442,286	396,015
4.50%, 7/1/48	23,572	23,028
4.50%, 11/1/48	10,375	10,113
4.00%, 1/1/49	16,552	15,871
4.00%, 8/1/49	7,020	6,721
4.50%, 10/1/50	7,805	7,580
2.00%, 11/1/50	274,766	218,378
2.00%, 12/1/50	291,327	232,892
2.00%, 2/1/51	64,112	51,745
2.00%, 4/1/51	159,649	128,855
2.50%, 5/1/51	505,450	423,752
3.50%, 7/1/51	550,169	499,848
	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.9% (Continued)
Fannie Mae Pool (continued)
2.50%, 8/1/51	$672,558	$569,426
4.00%, 8/1/51	15,953	15,451
2.00%, 9/1/51	181,325	146,279
3.00%, 10/1/51	338,281	297,265
2.50%, 11/1/51	558,259	471,680
2.50%, 12/1/51	125,044	105,133
2.50%, 1/1/52	326,109	274,364
4.50%, 7/1/52	217,443	208,122
4.50%, 8/1/52	21,944	21,073
5.00%, 8/1/52	37,553	37,052
4.50%, 9/1/52	116,687	112,545
4.50%, 9/1/52	10,846	10,483
5.00%, 9/1/52	36,901	36,236
5.00%, 9/1/52	17,584	17,429
5.00%, 10/1/52	35,117	34,547
4.50%, 11/1/52	24,384	23,591
5.50%, 1/1/53	180,505	181,281
5.50%, 8/1/53	49,182	49,239
6.00%, 9/1/53	874,282	889,434
		8,268,369
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.2%
Ginnie Mae
2.00%, 7/20/55 (b)	70,000	57,050
3.00%, 7/20/55 (b)	123,000	108,740
5.50%, 7/20/55 (b)	630,000	630,689
Ginnie Mae II Pool
3.00%, 12/20/42	11,533	10,571
3.50%, 7/1/43	12,246	11,287
4.00%, 12/20/44	3,990	3,833
4.00%, 8/20/48	10,214	9,722
4.00%, 9/1/48	22,944	21,657
4.00%, 10/20/48	9,945	9,403
2.00%, 12/1/50	657,503	537,108
2.00%, 1/1/51	170,856	139,388
2.00%, 2/1/51	150,554	122,799
2.50%, 3/1/51	166,604	141,717
3.00%, 7/1/51	559,706	495,680
2.50%, 8/1/51	640,679	544,987
2.50%, 10/1/51	265,294	225,668
3.50%, 1/1/52	664,034	604,157
3.50%, 3/1/52	346,174	315,186
4.00%, 4/1/52	141,541	133,315
4.00%, 5/1/52	407,342	383,653
4.00%, 8/1/52	384,925	361,242
4.50%, 8/1/52	1,383,206	1,335,803
		6,203,655
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $22,679,197)		21,776,457

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 6.9%
AEROSPACE & DEFENSE - 0.1%
Boeing Co. (The)
5.81%, 5/1/50	$28,000	$26,912
6.86%, 5/1/54	252,000	276,232
		303,144
BANKS - 1.0%
Bank of America Corp.
5.16%, (SOFR + 1.00%), 1/24/31 (c)	420,000	430,333
5.02%, (SOFR + 2.16%), 7/22/33 (c)	76,000	76,890
Barclays PLC, 5.09%, (SOFR + 0.96%), 2/25/29 (c)	200,000	202,581
BPCE SA
5.88%, (SOFR + 1.68%), 1/14/31 (c),(d)	270,000	279,994
5.39%, (SOFR + 1.58%), 5/28/31 (c),(d)	250,000	254,491
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 1/23/30 (c)	90,000	93,142
Commonwealth Bank of Australia, 5.07%, 9/14/28 (d)	500,000	515,413
JPMorgan Chase & Co.
2.07%, (SOFR + 1.02%), 6/1/29 (c)	10,000	9,378
5.14%, (SOFR + 0.90%), 1/24/31 (c)	170,000	174,260
4.91%, (SOFR + 2.08%), 7/25/33 (c)	153,000	153,923
Morgan Stanley, 4.89%, (SOFR + 2.08%), 7/20/33 (c)	45,000	45,056
Wells Fargo & Co.
6.30%, (SOFR + 1.79%), 10/23/29 (c)	330,000	348,717
5.24%, (SOFR + 1.11%), 1/24/31 (c)	225,000	230,767
5.56%, (SOFR + 1.99%), 7/25/34 (c)	136,000	140,359
		2,955,304
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Capital One Financial Corp.
6.31%, (SOFR + 2.64%), 6/8/29 (c)	165,000	173,179
5.70%, (SOFR + 1.91%), 2/1/30 (c)	75,000	77,569
7.62%, (SOFR + 3.07%), 10/30/31 (c)	19,000	21,459
6.05%, (SOFR + 2.26%), 2/1/35 (c)	30,000	31,292
5.88%, (SOFR + 1.99%), 7/26/35 (c)	240,000	247,483
Discover Financial Services, 7.96%, (SOFR + 3.37%), 11/2/34 (c)	210,000	244,133
		795,115
ELECTRIC - 0.5%
Alabama Power Co.
1.45%, 9/15/30	30,000	25,991
5.10%, 4/2/35	30,000	30,240
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26 (d)	10,000	10,022
5.20%, 4/1/28 (d)	15,000	15,298
Georgia Power Co.
4.85%, 3/15/31	130,000	132,781
4.70%, 5/15/32	216,000	215,929
4.75%, 9/1/40	65,000	60,511
Ohio Edison Co., 4.95%, 12/15/29 (d)	25,000	25,336
	Shares/ Principal	Fair Value
ELECTRIC - 0.5% (Continued)
Public Service Co. of Oklahoma, 5.45%, 1/15/36	$230,000	$231,714
SCE Recovery Funding LLC
0.86%, 11/15/31	74,763	66,417
1.94%, 5/15/38	50,000	37,384
2.51%, 11/15/43	30,000	19,803
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52 (c)	251,000	241,349
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34 (d)	308,154	304,965
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (d)	30,000	30,515
		1,448,255
FOOD - 0.4%
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl
5.75%, 4/1/33	301,000	309,379
6.75%, 3/15/34	413,000	450,970
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 6.38%, 4/15/66 (d)	100,000	100,460
Mars, Inc.
5.65%, 5/1/45 (d)	65,000	65,196
5.70%, 5/1/55 (d)	196,000	195,786
		1,121,791
HEALTHCARE-PRODUCTS - 0.2%
GE Healthcare Technologies, Inc.
4.80%, 1/15/31	305,000	307,443
5.50%, 6/15/35	322,000	329,885
		637,328
HEALTHCARE-SERVICES - 0.1%
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	12,965
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	181,734
Toledo Hospital (The), 5.75%, 11/15/38	35,000	34,959
		229,658
INSURANCE - 1.3%
American International Group, Inc., 4.85%, 5/7/30	65,000	65,982
Athene Global Funding
5.58%, 1/9/29 (d)	445,000	457,318
5.38%, 1/7/30 (d)	355,000	362,909
Athene Holding Ltd., 6.63%, 5/19/55	65,000	67,014
Beacon Funding Trust, 6.27%, 8/15/54 (d)	140,000	138,746
Belrose Funding Trust II, 6.79%, 5/15/55 (d)	175,000	178,966
Brighthouse Financial Global Funding, 5.65%, 6/10/29 (d)	393,000	402,963
Brown & Brown, Inc.
4.90%, 6/23/30	70,000	70,643
5.25%, 6/23/32	15,000	15,297

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
INSURANCE - 1.3% (Continued)
CNO Global Funding, 4.88%, 12/10/27 (d)	$65,000	$65,497
Henneman Trust, 6.58%, 5/15/55 (d)	230,000	231,445
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (d)	147,000	147,067
Lincoln Financial Global Funding, 4.63%, 5/28/28 (d)	70,000	70,423
Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (d)	135,000	137,539
Pricoa Global Funding I, 5.35%, 5/28/35 (d)	150,000	152,550
Protective Life Global Funding 4.80%, 6/5/30 (d)	150,000	151,859
5.43%, 1/14/32 (d)	255,000	263,163
RGA Global Funding, 5.25%, 1/9/30 (d)	225,000	230,773
Sammons Financial Group Global Funding, 4.95%, 6/12/30 (d)	345,000	348,735
		3,558,889
INVESTMENT COMPANIES - 0.1%
Abu Dhabi Developmental Holding Co. PJSC, 4.38%, 10/2/31 (d)	365,000	359,407
MEDIA - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.90%, 6/1/52	465,000	319,570
MINING - 0.3%
Glencore Funding LLC 5.37%, 4/4/29 (d)	160,000	164,054
6.38%, 10/6/30 (d)	593,000	636,433
5.89%, 4/4/54 (d)	54,000	52,975
6.14%, 4/1/55 (d)	45,000	45,550
		899,012
OIL & GAS - 0.2%
Saudi Arabian Oil Co. 5.38%, 6/2/35 (d)	315,000	316,450
6.38%, 6/2/55 (d)	200,000	199,922
		516,372
PASSENGER AIRLINES - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	60,426	57,690
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	13,803	13,629
		71,319
PIPELINES - 0.8%
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/31 (d)	115,000	115,448
5.68%, 1/15/34 (d)	32,000	32,394
Columbia Pipelines Operating Co. LLC, 6.50%, 8/15/43 (d)	138,000	142,720
Enbridge, Inc.
4.90%, 6/20/30	65,000	65,641
5.55%, 6/20/35	65,000	66,090
	Shares/ Principal	Fair Value
PIPELINES - 0.8% (Continued)
Energy Transfer LP
5.20%, 4/1/30	$327,000	$334,043
5.55%, 5/15/34	94,000	95,136
6.20%, 4/1/55	81,000	79,755
Enterprise Products Operating LLC, 5.20%, 1/15/36	165,000	166,142
Gray Oak Pipeline LLC
2.60%, 10/15/25 (d)	144,000	143,049
3.45%, 10/15/27 (d)	25,000	24,451
Greensaif Pipelines Bidco Sarl
5.85%, 2/23/36 (d)	200,000	202,002
6.10%, 8/23/42 (d)	300,000	299,908
Whistler Pipeline LLC
5.40%, 9/30/29 (d)	278,000	281,090
5.70%, 9/30/31 (d)	139,000	141,684
		2,189,553
REITS - 0.4%
Crown Castle, Inc.
4.80%, 9/1/28	54,000	54,317
4.30%, 2/15/29	38,000	37,498
4.90%, 9/1/29	68,000	68,597
3.30%, 7/1/30	52,000	48,675
2.25%, 1/15/31	8,000	6,959
2.10%, 4/1/31	17,000	14,583
5.10%, 5/1/33	109,000	108,569
5.20%, 9/1/34	99,000	98,060
Extra Space Storage LP, 5.40%, 6/15/35	412,000	414,225
Kite Realty Group LP, 5.20%, 8/15/32	30,000	30,263
SBA Tower Trust
1.88%, 1/15/26 (d)	95,000	93,462
1.63%, 11/15/26 (d)	115,000	110,163
WEA Finance LLC
2.88%, 1/15/27 (d)	30,000	29,183
3.50%, 6/15/29 (d)	70,000	66,962
		1,181,516
RETAIL - 0.0%†
Starbucks Corp., 4.80%, 5/15/30	75,000	75,928
SEMICONDUCTORS - 0.5%
Foundry JV Holdco LLC
6.15%, 1/25/32 (d)	406,000	427,152
5.90%, 1/25/33 (d)	200,000	207,230
6.20%, 1/25/37 (d)	325,000	338,288
Intel Corp.
4.60%, 3/25/40	172,000	151,239
5.60%, 2/21/54	296,000	272,175
		1,396,084
SOFTWARE - 0.4%
Constellation Software, Inc.
5.16%, 2/16/29 (d)	45,000	45,769
5.46%, 2/16/34 (d)	303,000	309,167

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
SOFTWARE - 0.4% (Continued)
Oracle Corp.
5.25%, 2/3/32	$115,000	$117,937
4.70%, 9/27/34	139,000	134,974
3.65%, 3/25/41	286,000	225,841
Synopsys, Inc., 5.00%, 4/1/32	220,000	222,814
		1,056,502
TELECOMMUNICATIONS - 0.2%
AT&T, Inc.
3.50%, 6/1/41	74,000	58,133
4.30%, 12/15/42	374,000	315,445
3.50%, 9/15/53	89,000	60,365
3.85%, 6/1/60	33,000	23,100
		457,043
TOTAL CORPORATE BONDS AND NOTES (Cost - $19,319,335)		19,571,790
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.6%
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (d),(e)	5,762	5,647
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	153,613
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (d)	92,468	84,935
CF Hippolyta Issuer LLC
1.53%, 3/15/61 (d)	311,008	299,682
5.97%, 8/15/62 (d)	97,713	97,628
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (d)	42,765	42,206
Connecticut Avenue Security Trust, 5.86%, (SOFR + 1.55%), 10/25/41 (c),(d)	45,619	45,694
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (d)	228,700	231,932
Fannie Mae REMICS
3.50%, 6/25/44	34,329	33,598
3.00%, 1/1/45	130,123	119,376
3.00%, 12/25/45	164,491	153,936
1.50%, 10/1/49	184,595	142,779
3.00%, 12/25/54	245,528	237,984
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/1/48 (d),(e)	57,220	53,453
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/1/41 (d),(e)	122,952	106,979
Freddie Mac Multifamily Structured Pass Through Certificates
4.68%, 10/1/31	125,000	127,382
2.40%, 3/1/32	280,000	248,599
3.99%, 5/1/33	150,000	146,293
Freddie Mac REMICS
4.00%, 9/1/41	165,176	160,636
1.75%, 9/1/42	155,753	147,128
3.00%, 6/15/45	176,179	169,853
4.00%, 7/1/48	121,849	112,622
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.6% (Continued)
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	$70,760	$67,975
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/1/60	487,292	401,669
Government National Mortgage Association 2.50%, 10/1/49	371,908	313,701
5.05%, (1 Month US Libor + 0.71%), 5/20/65 (c)	14,759	14,705
5.07%, (1 Month US Libor + 0.73%), 8/20/65 (c)	23,169	23,130
5.15%, (1 Month US Libor + 0.81%), 10/20/65 (c)	16	16
5.45%, (1 Month US Libor + 1.11%), 12/20/65 (c)	23,519	23,572
Home Partners of America Trust, 2.30%, 12/1/26 (d)	326,371	313,847
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (d)	144,587	132,135
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (d)	240,000	241,925
Metlife Securitization Trust, 3.00%, 4/25/55 (d),(e)	30,519	29,155
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (d),(e)	106	105
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (d)	230,755	235,645
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (d)	275,000	259,467
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/1/59 (d),(e)	31,082	29,792
PRET 2025-RPL2 Trust, 4.00%, 8/1/64 (d)	355,421	325,444
Retained Vantage Data Centers Issuer LLC, 5.00%, 9/15/48 (d)	507,000	501,805
RFR Trust 2025-SGRM, 5.56%, 3/1/41 (d),(e)	582,617	593,509
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	167,707	171,528
5.17%, 4/1/41	50,000	50,505
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (d),(e)	25,344	24,510
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (d),(e)	6,413	6,298
Volkswagen Auto Lease Trust 2024-A, 5.21%, 6/21/27	190,000	191,472
Wheels Fleet Lease Funding 1 LLC
6.46%, 8/18/38 (d)	150,904	152,832
4.87%, 6/21/39 (d)	241,641	242,588
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $7,452,614)		7,269,285

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 1.0%
EQUITY FUNDS - 1.0%
SPDR S&P 500 ETF Trust (Cost - $2,577,086)	$4,409	$2,724,101
SOVEREIGN DEBTS - 0.4%
Israel Government International Bond, 5.38%, 3/12/29	325,000	331,171
Mexico Government International Bond, 6.75%, 9/27/34	277,000	293,620
Saudi Government International Bond, 5.38%, 1/13/31 (d)	375,000	388,491
TOTAL SOVEREIGN DEBTS (Cost - $999,230)		1,013,282
MUNICIPAL BONDS - 0.2%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	30,000	26,344
Illinois Municipal Electric Agency, 6.83%, 2/1/35	170,000	184,599
Kansas Development Finance Authority, 5.37%, 5/1/26	20,000	20,201
Metropolitan Transportation Authority
6.20%, 11/15/26	5,000	5,054
6.81%, 11/15/40	110,000	119,313
5.18%, 11/15/49	5,000	4,479
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	286,818
University of California, 1.61%, 5/15/30	20,000	17,859
TOTAL MUNICIPAL BONDS (Cost - $725,497)		664,667
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 4.7%
MONEY MARKET FUNDS - 4.7%
Dreyfus Government Cash Management, 4.21% (f)	11,195,511	$11,195,511
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (f)	1,973,898	1,973,898
TOTAL SHORT-TERM INVESTMENTS (Cost - $13,169,409)		13,169,409
TOTAL INVESTMENTS - 101.1% (Cost - $215,783,318)		$285,050,091
OTHER ASSETS LESS LIABILITIES - NET (1.1)%		(2,965,937)
TOTAL NET ASSETS - 100.0%		$282,084,154

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  A portion of this investment, valued at $112,097, is held as collateral for derivative investments.

(b)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(c)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(d)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2025, these securities amounted to $14,368,046 or 5.1% of net assets.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

FORWARD SALES CONTRACTS
At June 30, 2025, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	7/1/2040	$(411,000)	$(408,367)
Fannie Mae or Freddie Mac	2.00%	TBA - 30Yr	7/1/2055	(900,000)	(712,266)
Fannie Mae or Freddie Mac	3.50%	TBA - 30Yr	7/1/2055	(208,000)	(187,265)
Fannie Mae or Freddie Mac	4.00%	TBA - 30Yr	7/1/2055	(143,000)	(132,968)
Fannie Mae or Freddie Mac	6.00%	TBA - 30Yr	7/1/2055	(282,000)	(286,538)
Ginnie Mae	4.00%	TBA - 30Yr	7/20/2055	(667,000)	(619,893)
Ginnie Mae	4.50%	TBA - 30Yr	7/20/2055	(387,000)	(370,311)
(PROCEEDS RECEIVABLE: $(2,679,451))					$(2,717,608)

*  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	1	9/19/2025	$112,125	$1,219
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	9	9/30/2025	981,000	12,172
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$13,391

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Investments in securities, at cost	$116,240,419	$52,782,783	$116,832,781	$105,797,821
Investments in securities, at fair value	$141,057,346	$67,148,979	$138,148,120	$167,529,250
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $42,093, respectively)	-	-	-	19,317
Cash	-	-	-	1,025
Deposit with broker for futures contracts	26,458	27,339	26,919	54,530
Segregated cash for swap contracts	-	-	-	318
Unrealized appreciation on swap contracts, net	-	-	-	27,303
Receivable for securities sold	-	-	-	268,074
Interest and dividends receivable	26,144	10,764	21,900	387,074
Prepaid expenses	3,338	1,650	3,357	4,060
Total Assets	141,113,286	67,188,732	138,200,296	168,290,951
Liabilities:
Swaptions written, at fair value (premiums received $-, $-, $- and $19,075, respectively)	-	-	-	8,815
Premiums received on open swap contracts	-	-	-	21,283
Unrealized depreciation on futures contracts, net	-	-	-	4,750
Due to custodian	-	141	-	-
Due to foreign custodian (cost $-, $-, $- and $-, respectively)	-	-	-	221
Payable for securities purchased	-	-	-	6,193,156
Payable for portfolio shares redeemed	177,177	67,053	172,347	251,797
Accrued distribution (12b-1) fees	28,514	13,624	28,056	32,874
Accrued investment advisory fees	52,557	27,629	59,339	100,098
Regulatory and compliance fees payable	810	442	815	1,017
Administrative service fees payable	10,603	5,171	10,583	12,409
Accrued expenses and other liabilities	18,841	10,117	18,925	31,099
Total Liabilities	288,502	124,177	290,065	6,657,519
Net Assets	$140,824,784	$67,064,555	$137,910,231	$161,633,432
Composition of Net Assets:
Paid-in capital	$111,587,232	$50,875,692	$106,586,211	$68,704,180
Total distributable earnings	29,237,552	16,188,863	31,324,020	92,929,252
Net Assets	$140,824,784	$67,064,555	$137,910,231	$161,633,432
Class II Shares:
Net Assets	$140,824,784	$67,064,555	$137,910,231	$161,633,432
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	11,884,180	5,316,257	11,390,171	11,339,471
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.85	$12.61	$12.11	$14.25

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2025 (Unaudited)

Assets:	Global Atlantic Moderately Aggressive Managed Risk Portfolio	Global Atlantic Moderate Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$160,616,617	$59,547,569	$49,330,631	$215,783,318
Investments in securities, at fair value	$252,031,860	$82,731,199	$64,912,649	$285,050,091
Cash	12	-	-	8,873
Deposit with broker for futures contracts	21,756	20,446	22,429	10,733
Unrealized appreciation on futures contracts, net	-	-	-	13,391
Receivable for securities sold	-	-	-	5,285,638
Interest and dividends receivable	39,697	12,660	10,668	848,051
Dividend tax reclaim receivable	-	-	-	5,236
Prepaid expenses	6,344	4,401	1,571	6,970
Total Assets	252,099,669	82,768,706	64,947,317	291,228,983
Liabilities:
Forward sale contracts, at fair value (proceeds receivable $-,$-,$-, and $(2,679,451), respectively)	-	-	-	2,717,608
Payable for securities purchased	-	-	-	5,833,165
Payable for portfolio shares redeemed	236,609	46,675	57,157	292,906
Accrued distribution (12b-1) fees	51,100	16,761	13,143	57,250
Accrued investment advisory fees	95,660	33,904	12,030	174,298
Regulatory and compliance fees payable	1,095	473	376	1,662
Administrative service fees payable	19,199	6,302	4,926	21,518
Accrued expenses and other liabilities	35,173	14,061	8,884	46,422
Total Liabilities	438,836	118,176	96,516	9,144,829
Net Assets	$251,660,833	$82,650,530	$64,850,801	$282,084,154
Composition of Net Assets:
Paid-in capital	$115,406,765	$47,817,350	$44,947,735	$165,579,857
Total distributable earnings	136,254,068	34,833,180	19,903,066	116,504,297
Net Assets	$251,660,833	$82,650,530	$64,850,801	$282,084,154
Class II Shares:
Net Assets	$251,660,833	$82,650,530	$64,850,801	$282,084,154
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	17,438,665	6,220,426	5,191,592	19,241,521
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.43	$13.29	$12.49	$14.66

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Investment Income:
Dividend income	$1,165,089	$804,279	$1,206,541	$946,485
Interest income	147,587	74,396	147,055	1,148,301
Total Investment Income	1,312,676	878,675	1,353,596	2,094,786
Expenses:
Investment advisory fee	632,761	187,307	385,232	700,595
Distribution fees (12b-1) - Class II Shares	175,767	85,139	175,105	206,057
Administrative service fees	23,337	11,304	23,249	27,358
Legal fees	24,874	12,267	24,898	28,775
Trustees fees	11,340	5,585	11,387	13,515
Custody fees	947	1,472	1,227	14,470
Regulatory and compliance fees	3,604	1,774	3,606	4,271
Miscellaneous expenses	38,213	18,866	40,570	45,495
Total Expenses	910,843	323,714	665,274	1,040,536
Expenses waived	(299,174)	(10,401)	(7,416)	(59,703)
Net Expenses	611,669	313,313	657,858	980,833
Net Investment Income	701,007	565,362	695,738	1,113,953
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	329,832	2,858,540	3,744,998	8,919,713
Options written	-	-	-	2,420
Futures contracts	(4,932,854)	(2,110,491)	(4,817,064)	(6,391,508)
Swap contracts	-	-	-	(14,421)
Capital gain distributions from underlying funds	6,056,775	-	-	-
	1,453,753	748,049	(1,072,066)	2,516,204
Net change in unrealized appreciation/(depreciation) on:
Investments	3,304,353	902	4,160,719	(2,228,511)
Futures contracts	-	-	-	(44,794)
Swap contracts	-	-	-	(9,926)
Swaptions	-	-	-	(12,517)
Foreign currency translations	-	-	-	1,704
	3,304,353	902	4,160,719	(2,294,044)
Net Realized and Change in Unrealized Gain	4,758,106	748,951	3,088,653	222,160
Net Increase in Net Assets Resulting from Operations	$5,459,113	$1,314,313	$3,784,391	$1,336,113

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2025 (Unaudited)

	Global Atlantic Moderately Aggressive Managed Risk Portfolio	Global Atlantic Moderate Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income, inclusive of withholding tax *	$2,218,002	$871,356	$321,555	$936,695
Interest income, inclusive of withholding tax **	290,002	90,067	72,342	2,416,019
Total Investment Income	2,508,004	961,423	393,897	3,352,714
Expenses:
Investment advisory fee	702,760	232,091	294,744	1,222,093
Distribution fees (12b-1) - Class II Shares	319,436	105,496	81,873	359,439
Administrative service fees	42,409	14,006	10,870	47,720
Legal fees	45,713	15,065	11,638	51,046
Trustees fees	21,022	6,922	5,328	23,372
Custody fees	2,991	1,455	556	24,786
Regulatory and compliance fees	6,206	2,183	1,687	7,395
Miscellaneous expenses	70,440	23,216	17,825	78,588
Total Expenses	1,210,977	400,434	424,521	1,814,439
Expenses waived	(86,561)	(12,210)	(214,925)	(103,508)
Net Expenses	1,124,416	388,224	209,596	1,710,931
Net Investment Income	1,383,588	573,199	184,301	1,641,783
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	21,231,056	4,899,520	776,860	9,442,776
Futures contracts	(10,881,926)	(3,114,193)	(2,835,949)	(8,723,315)
Capital gain distributions from underlying funds	-	-	880,731	-
	10,349,130	1,785,327	(1,178,358)	719,461
Net change in unrealized appreciation/(depreciation) on:
Investments	(7,335,741)	(861,913)	2,078,009	(469,221)
Futures contracts	(19,603)	-	-	(1,742)
	(7,355,344)	(861,913)	2,078,009	(470,963)
Net Realized and Change in Unrealized Gain	2,993,786	923,414	899,651	248,498
Net Increase in Net Assets Resulting from Operations	$4,377,374	$1,496,613	$1,083,952	$1,890,281
* Foreign taxes withheld	$-	$-	$-	$4,492
** Foreign taxes withheld	$-	$-	$-	$120

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$701,007	$2,750,672	$565,362	$1,483,976
Net realized gain	1,453,753	8,173,579	748,049	6,158,421
Net change in unrealized appreciation (depreciation)	3,304,353	5,871,710	902	(981,684)
Net increase in net assets resulting from operations	5,459,113	16,795,961	1,314,313	6,660,713
From Distributions to Shareholders:
Total distributions paid	-	(2,689,473)	-	(1,595,811)
From Shares of Beneficial Interest:
Proceeds from shares sold	249,266	241,748	926,279	802,065
Reinvestment of distributions	-	2,689,473	-	1,595,811
Cost of shares redeemed	(13,068,066)	(33,758,700)	(7,453,070)	(20,679,841)
Net decrease in net assets from share transactions of beneficial interest	(12,818,800)	(30,827,479)	(6,526,791)	(18,281,965)
Total decrease in net assets	(7,359,687)	(16,720,991)	(5,212,478)	(13,217,063)
Net Assets:
Beginning of period	148,184,471	164,905,462	72,277,033	85,494,096
End of period	$140,824,784	$148,184,471	$67,064,555	$72,277,033
Share Activity:
Class II
Shares sold	21,721	23,056	76,845	67,448
Shares reinvested	-	235,712	-	128,178
Shares redeemed	(1,142,348)	(3,041,441)	(605,689)	(1,686,660)
Net decrease in shares of beneficial interest outstanding	(1,120,627)	(2,782,673)	(528,844)	(1,491,034)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$695,738	$4,246,280	$1,113,953	$2,570,579
Net realized gain (loss)	(1,072,066)	18,126,945	2,516,204	25,385,329
Net change in unrealized appreciation (depreciation)	4,160,719	(6,521,553)	(2,294,044)	(14,752,124)
Net increase in net assets resulting from operations	3,784,391	15,851,672	1,336,113	13,203,784
From Distributions to Shareholders:
Total distributions paid	-	(2,789,968)	-	(12,308,726)
From Shares of Beneficial Interest:
Proceeds from shares sold	45,772	75,665	-	515,079
Reinvestment of distributions	-	2,789,968	-	12,308,726
Cost of shares redeemed	(13,957,144)	(34,575,822)	(15,015,687)	(39,813,329)
Net decrease in net assets from share transactions of beneficial interest	(13,911,372)	(31,710,189)	(15,015,687)	(26,989,524)
Total decrease in net assets	(10,126,981)	(18,648,485)	(13,679,574)	(26,094,466)
Net Assets:
Beginning of period	148,037,212	166,685,697	175,313,006	201,407,472
End of period	$137,910,231	$148,037,212	$161,633,432	$175,313,006
Share Activity:
Class II
Shares sold	3,927	6,653	-	35,684
Shares reinvested	-	236,639	-	855,962
Shares redeemed	(1,184,687)	(2,998,322)	(1,072,890)	(2,703,834)
Net decrease in shares of beneficial interest outstanding	(1,180,760)	(2,755,030)	(1,072,890)	(1,812,188)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Moderately Aggressive Managed Risk Portfolio		Global Atlantic Moderate Managed Risk Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,383,588	$3,460,946	$573,199	$1,455,603
Net realized gain	10,349,130	31,976,444	1,785,327	9,008,403
Net change in unrealized appreciation (depreciation)	(7,355,344)	349,719	(861,913)	(807,955)
Net increase in net assets resulting from operations	4,377,374	35,787,109	1,496,613	9,656,051
From Distributions to Shareholders:
Total distributions paid	-	(9,342,837)	-	(2,382,899)
From Shares of Beneficial Interest:
Proceeds from shares sold	-	738,195	377,743	145,711
Reinvestment of distributions	-	9,342,837	-	2,382,899
Cost of shares redeemed	(25,618,687)	(67,602,546)	(10,042,805)	(17,661,782)
Net decrease in net assets from share transactions of beneficial interest	(25,618,687)	(57,521,514)	(9,665,062)	(15,133,172)
Total decrease in net assets	(21,241,313)	(31,077,242)	(8,168,449)	(7,860,020)
Net Assets:
Beginning of period	272,902,146	303,979,388	90,818,979	98,678,999
End of period	$251,660,833	$272,902,146	$82,650,530	$90,818,979
Share Activity:
Class II
Shares sold	-	51,669	29,606	10,944
Shares reinvested	-	656,098	-	181,762
Shares redeemed	(1,825,064)	(4,805,795)	(775,547)	(1,373,407)
Net decrease in shares of beneficial interest outstanding	(1,825,064)	(4,098,028)	(745,941)	(1,180,701)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$184,301	$1,415,077	$1,641,783	$3,621,866
Net realized gain (loss)	(1,178,358)	5,467,393	719,461	43,977,462
Net change in unrealized appreciation (depreciation)	2,078,009	1,768,265	(470,963)	(8,756,672)
Net increase in net assets resulting from operations	1,083,952	8,650,735	1,890,281	38,842,656
From Distributions to Shareholders:
Total distributions paid	-	(1,170,792)	-	(13,092,046)
From Shares of Beneficial Interest:
Proceeds from shares sold	91,205	-	-	115,461
Reinvestment of distributions	-	1,170,792	-	13,092,046
Cost of shares redeemed	(5,423,698)	(15,573,158)	(27,808,478)	(69,592,999)
Net decrease in net assets from share transactions of beneficial interest	(5,332,493)	(14,402,366)	(27,808,478)	(56,385,492)
Total decrease in net assets	(4,248,541)	(6,922,423)	(25,918,197)	(30,634,882)
Net Assets:
Beginning of period	69,099,342	76,021,765	308,002,351	338,637,233
End of period	$64,850,801	$69,099,342	$282,084,154	$308,002,351
Share Activity:
Class II
Shares sold	7,768	-	-	8,135
Shares reinvested	-	94,724	-	903,523
Shares redeemed	(444,646)	(1,298,691)	(1,943,896)	(4,811,558)
Net decrease in shares of beneficial interest outstanding	(436,878)	(1,203,967)	(1,943,896)	(3,899,900)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.39		$10.45	$10.85	$13.87	$12.62	$12.04
Income from investment operations:
Net investment income (a,b)	0.06		0.19	0.18	0.34	0.21	0.14
Net realized and unrealized gain (loss) (c)	0.40		0.95	1.06	(2.56)	1.19	1.06
Total income (loss) from investment operations	0.46		1.14	1.24	(2.22)	1.40	1.20
Less distributions from:
Net investment income	-		(0.20)	(0.39)	(0.24)	(0.15)	(0.18)
Net realized gains	-		-	(1.25)	(0.56)	-	(0.44)
Total distributions from net investment income and net realized gains	-		(0.20)	(1.64)	(0.80)	(0.15)	(0.62)
Net asset value, end of period	$11.85		$11.39	$10.45	$10.85	$13.87	$12.62
Total return (d)	4.04%		10.95%	13.27%	(15.94)%	11.12%	10.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$140,825		$148,184	$164,905	$172,678	$232,531	$231,753
Ratio of net expenses to average net assets (e)	0.87	% (f)	0.87%	0.87%	0.86%	0.85%	0.86%
Ratio of gross expenses to average net assets (e,g)	1.30	% (f)	1.27%	1.27%	1.26%	1.25%	1.26%
Ratio of net investment income to average net assets (b,e)	1.00	% (f)	1.74%	1.60%	2.85%	1.55%	1.18%
Portfolio turnover rate	13	% (h)	11%	12%	41%	18%	35%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.37		$11.65	$10.68	$13.88	$13.10		$12.51
Income from investment operations:
Net investment income (a,b)	0.10		0.23	0.20	0.15	0.12		0.13
Net realized and unrealized gain (loss) (c)	0.14		0.76	0.94	(2.25)	1.05		0.93
Total income (loss) from investment operations	0.24		0.99	1.14	(2.10)	1.17		1.06
Less distributions from:
Net investment income	-		(0.27)	(0.17)	(0.11)	(0.10)		(0.21)
Net realized gains	-		-	-	(0.99)	(0.29)		(0.26)
Total distributions from net investment income and net realized gains	-		(0.27)	(0.17)	(1.10)	(0.39)		(0.47)
Net asset value, end of period	$12.61		$12.37	$11.65	$10.68	$13.88		$13.10
Total return (d)	1.94%		8.46%	10.81%	(15.07)%	8.99%		8.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$67,065		$72,277	$85,494	$89,499	$119,376		$82,774
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.92%	0.92%	0.91%	0.90%		0.92	% (g)
Ratio of gross expenses to average net assets (e,h)	0.95	% (f)	0.92%	0.92%	0.91%	0.90%		0.92%
Ratio of net investment income to average net assets (b,e)	1.66	% (f)	1.85%	1.83%	1.24%	0.90%		1.06%
Portfolio turnover rate	20	% (i)	39%	74%	52%	82	% (j)	119%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets inclusive of the Adviser's recapture of waived/reimbursed fees from prior periods.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(i)  Not annualized.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.78		$10.88	$9.86	$12.46	$11.44	$10.49
Income from investment operations:
Net investment income (a,b)	0.06		0.31	0.17	0.08	0.33	0.15
Net realized and unrealized gain (loss) (c)	0.27		0.81	0.94	(2.01)	0.86	0.97
Total income (loss) from investment operations	0.33		1.12	1.11	(1.93)	1.19	1.12
Less distributions from:
Net investment income	-		(0.22)	(0.09)	(0.38)	(0.17)	(0.17)
Net realized gains	-		-	-	(0.29)	-	-
Total distributions from net investment income and net realized gains	-		(0.22)	(0.09)	(0.67)	(0.17)	(0.17)
Net asset value, end of period	$12.11		$11.78	$10.88	$9.86	$12.46	$11.44
Total return (d)	2.80%		10.28%	11.39%	(15.48)%	10.41%	10.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$137,910		$148,037	$166,686	$176,979	$235,544	$241,835
Ratio of net expenses to average net assets (e)	0.94	% (f)	0.92%	0.92%	0.91%	0.90%	0.91%
Ratio of gross expenses to average net assets (e,g)	0.95	% (f)	0.92%	0.92%	0.91%	0.90%	0.91%
Ratio of net investment income to average net assets (b,e)	0.99	% (f)	2.66%	1.64%	0.73%	2.73%	1.39%
Portfolio turnover rate	41	% (h)	79%	78%	80%	93%	110%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.12		$14.16		$14.11		$16.52		$14.25		$13.45
Income from investment operations:
Net investment income (a,b)	0.09		0.20		0.20		0.14		0.09		0.12
Net realized and unrealized gain (loss) (c)	0.04		0.78		0.79		(2.18)		2.31		0.87
Total income (loss) from investment operations	0.13		0.98		0.99		(2.04)		2.40		0.99
Less distributions from:
Net investment income	-		(0.25)		(0.17)		(0.11)		(0.13)		(0.19)
Net realized gains	-		(0.77)		(0.77)		(0.26)		-		-
Total distributions from net investment income and net realized gains	-		(1.02)		(0.94)		(0.37)		(0.13)		(0.19)
Net asset value, end of period	$14.25		$14.12		$14.16		$14.11		$16.52		$14.25
Total return (d)	0.92%		6.85%		7.77%		(12.33)%		16.87%		7.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$161,633		$175,313		$201,407		$216,832		$284,598		$275,216
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%		1.19%		1.19%		1.18%		1.16%
Ratio of gross expenses to average net assets (e,g)	1.26	% (f)	1.23%		1.23%		1.22%		1.20%		1.22%
Ratio of net investment income to average net assets (b,e)	1.35	% (f)	1.34%		1.44%		0.96%		0.56%		0.91%
Portfolio turnover rate	10	% (h)	28	% (i)	10	% (i)	21	% (i)	18	% (i)	24	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies or fees on swaps in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rate excludes mortgage dollar roll transactions for six months ended June 30, 2025 and the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020. If these were included in the calculation, the turnover percentage would be 34%, 59%, 34%, 58%, 59% and 77%, respectively.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio)

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.17		$13.01	$12.18		$14.77		$12.98	$12.32
Income from investment operations:
Net investment income (a,b)	0.08		0.16	0.16		0.13		0.10	0.10
Net realized and unrealized gain (loss) (c)	0.18		1.48	1.43		(2.28)		1.81	0.74
Total income (loss) from investment operations	0.26		1.64	1.59		(2.15)		1.91	0.84
Less distributions from:
Net investment income	-		(0.20)	(0.16)		(0.12)		(0.12)	(0.18)
Net realized gains	-		(0.28)	(0.60)		(0.32)		-	-
Total distributions from net investment income and net realized gains	-		(0.48)	(0.76)		(0.44)		(0.12)	(0.18)
Net asset value, end of period	$14.43		$14.17	$13.01		$12.18		$14.77	$12.98
Total return (d)	1.84%		12.56%	13.83%		(14.56)%		14.69%	7.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$251,661		$272,902	$303,979		$312,877		$414,260	$412,126
Ratio of net expenses to average net assets (e)	0.88	% (f)	0.88%	0.88%		0.88%		0.88%	0.88%
Ratio of gross expenses to average net assets (e)	0.95	% (f)	0.92%	0.92	% (g)	0.91	% (g)	0.90%	0.91	% (g)
Ratio of net investment income to average net assets (b,e)	1.08	% (f)	1.16%	1.30%		1.02%		0.73%	0.82%
Portfolio turnover rate	18	% (h)	34%	54%		44%		32%	102%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$13.04		$12.11	$11.14	$14.51	$13.18	$12.57
Income from investment operations:
Net investment income (a,b)	0.09		0.20	0.18	0.14	0.11	0.12
Net realized and unrealized gain (loss) (c)	0.16		1.07	1.20	(2.38)	1.46	0.86
Total income (loss) from investment operations	0.25		1.27	1.38	(2.24)	1.57	0.98
Less distributions from:
Net investment income	-		(0.22)	(0.16)	(0.13)	(0.13)	(0.19)
Net realized gains	-		(0.12)	(0.25)	(1.00)	(0.11)	(0.18)
Total distributions from net investment income and net realized gains	-		(0.34)	(0.41)	(1.13)	(0.24)	(0.37)
Net asset value, end of period	$13.29		$13.04	$12.11	$11.14	$14.51	$13.18
Total return (d)	1.92%		10.50%	12.82%	(15.38)%	11.91%	8.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$82,651		$90,819	$98,679	$104,086	$141,182	$141,186
Ratio of net expenses to average net assets (e)	0.92	% (f)	0.92%	0.92%	0.91%	0.90%	0.91%
Ratio of gross expenses to average net assets (e)	0.95	% (f)	0.92%	0.92%	0.91%	0.90%	0.91	% (g)
Ratio of net investment income to average net assets (b,e)	1.36	% (f)	1.51%	1.55%	1.11%	0.78%	0.94%
Portfolio turnover rate	19	% (h)	35%	64%	48%	44%	110%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$12.28		$11.13	$10.95	$14.48	$13.38	$13.23
Income from investment operations:
Net investment income (a,b)	0.03		0.23	0.17	0.22	0.13	0.16
Net realized and unrealized gain (loss) (c)	0.18		1.13	1.10	(2.53)	1.64	0.65
Total income (loss) from investment operations	0.21		1.36	1.27	(2.31)	1.77	0.81
Less distributions from:
Net investment income	-		(0.21)	(0.24)	(0.15)	(0.18)	(0.24)
Net realized gains	-		-	(0.85)	(1.07)	(0.49)	(0.42)
Total distributions from net investment income and net realized gains	-		(0.21)	(1.09)	(1.22)	(0.67)	(0.66)
Net asset value, end of period	$12.49		$12.28	$11.13	$10.95	$14.48	$13.38
Total return (d)	1.71%		12.17%	12.82%	(15.94)%	13.31%	6.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$64,851		$69,099	$76,022	$78,921	$105,532	$108,112
Ratio of net expenses to average net assets (e)	0.64	% (f)	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of gross expenses to average net assets (e,g)	1.30	% (f)	1.27%	1.27%	1.26%	1.25%	1.26%
Ratio of net investment income to average net assets (b,e)	0.56	% (f)	1.91%	1.54%	1.75%	0.90%	1.24%
Portfolio turnover rate	11	% (h)	23%	19%	33%	17%	54%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.54		$13.50		$11.90		$16.45		$15.23		$14.00
Income from investment operations:
Net investment income (a,b)	0.08		0.16		0.13		0.08		0.01		0.08
Net realized and unrealized gain (loss) (c)	0.04		1.50		1.56		(2.91)		1.86		1.46
Total income (loss) from investment operations	0.12		1.66		1.69		(2.83)		1.87		1.54
Less distributions from:
Net investment income	-		(0.18)		(0.09)		(0.02)		(0.09)		(0.14)
Net realized gains	-		(0.44)		-		(1.70)		(0.56)		(0.17)
Total distributions from net investment income and net realized gains	-		(0.62)		(0.09)		(1.72)		(0.65)		(0.31)
Net asset value, end of period	$14.66		$14.54		$13.50		$11.90		$16.45		$15.23
Total return (d)	0.83%		12.33%		14.27%		(17.13)%		12.38%		11.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$282,084		$308,002		$338,637		$354,491		$485,474		$455,842
Ratio of net expenses to average net assets (e)	1.19	% (f)	1.19%		1.19%		1.19%		1.20%		1.21%
Ratio of gross expenses to average net assets (e)	1.26	% (f)	1.23%		1.23%		1.22%		1.20%		1.22	% (g)
Ratio of net investment income to average net assets (b,e)	1.14	% (f)	1.10%		1.07%		0.54%		0.09%		0.54%
Portfolio turnover rate	50	% (h)	85	% (i)	90	% (i)	80	% (i)	91	% (i,j)	85	% (i)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  The portfolio turnover rates excludes mortgage dollar roll transactions for the six months ended June 30, 2025 and the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020. If these were included in the calculation the turnover percentage would be 62%, 102%, 114%, 165%, 162% and 116% respectively.

(j)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic PIMCO Tactical Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2025

1.  ORGANIZATION

As of June 30, 2025, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio)	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio)	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and its level of interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by separate accounts of Forethought Life Insurance Company ("FLIC"). The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2025, the Portfolios offered Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act ("Rule 22e-4"), a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Portfolios' Valuation Designee (the "Designee"). The Designee is responsible for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities, are valued via inputs from the Adviser's or Sub-Adviser's valuation based on the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$121,926,299	$-	$-	$121,926,299
Mutual Funds	12,147,103	-	-	12,147,103
Short-Term Investments	6,983,944	-	-	6,983,944
Total	$141,057,346	$-	$-	$141,057,346

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$63,825,869	$-	$-	$63,825,869
Short-Term Investments	3,323,110	-	-	3,323,110
Total	$67,148,979	$-	$-	$67,148,979

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$101,125,214	$-	$-	$101,125,214
Variable Insurance Trusts	30,589,118	-	-	30,589,118
Short-Term Investments	6,433,788	-	-	6,433,788
Total	$138,148,120	$-	$-	$138,148,120

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$115,175,898	$5	$-	$115,175,903
Corporate Bonds and Notes	-	17,038,667	-	17,038,667
Agency Mortgage Backed Securities	-	13,617,810	-	13,617,810
Asset Backed and Commercial Backed Securities	-	6,039,737	-	6,039,737
U.S. Treasury Securities and Agency Bonds	-	4,644,374	-	4,644,374
Mutual Funds	1,362,746	-	-	1,362,746
Municipal Bonds	-	532,418	-	532,418
Preferred Stocks	-	11	-	11
Short-Term Investments	9,117,589	-	-	9,117,589
Futures Contracts*	22,797	-	-	22,797
Swap Contracts	-	44,661	-	44,661
Swaptions Written*	-	10,260	-	10,260
Total	$125,679,030	$41,927,943	$-	$167,606,973
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$27,547	$-	$-	$27,547
Swap Contracts	-	17,358	-	17,358
Forward Foreign Currency Contracts	-	-	-	-
Swaptions Purchased*	-	22,777	-	22,777
Total	$27,547	$40,135	$-	$67,682

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$241,397,000	$-	$-	$241,397,000
Short-Term Investments	10,634,860	-	-	10,634,860
Total	$252,031,860	$-	$-	$252,031,860

Global Atlantic Moderate Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$78,936,814	$-	$-	$78,936,814
Short-Term Investments	3,794,385		-	3,794,385
Total	$82,731,199	$-	$-	$82,731,199

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$50,505,727	$-	$-	$50,505,727
Exchange-Traded Funds	11,021,212	-	-	11,021,212
Short-Term Investments	3,385,710	-	-	3,385,710
Total	$64,912,649	$-	$-	$64,912,649

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$175,973,319	$-	$-	$175,973,319
U.S. Treasury Securities	-	42,887,781	-	42,887,781
Agency and Mortgage Backed Securities	-	21,776,457	-	21,776,457
Corporate Bonds & Notes	-	19,571,790	-	19,571,790
Asset Backed and Commercial Backed Securities	-	7,269,285	-	7,269,285
Exchange-Traded Funds	2,724,101	-	-	2,724,101
Sovereign Debts	-	1,013,282	-	1,013,282
Municipal Bonds	-	664,667	-	664,667
Short-Term Investments	13,169,409	-	-	13,169,409
Futures Contracts*	13,391	-	-	13,391
Total	$191,880,220	$93,183,262	$-	$285,063,482
Liabilities	Level 1	Level 2	Level 3	Total
Forward Sales Contracts	$-	$2,717,608	$-	$2,717,608
Total	$-	$2,717,608	$-	$2,717,608

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the six-month period ended June 30, 2025.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2022 and 2023 tax returns, or is expected to be taken in each Portfolio's 2024 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the Adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-month period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$(4,932,854)	$-
Global Atlantic Balanced Managed Risk Portfolio	Equity	(2,110,491)	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	(4,817,064)	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Equity	(6,368,340)	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	(23,167)	(44,794)
Global Atlantic Moderately Aggressive Managed Risk Portfolio	Equity	(10,881,926)	(19,603)
Global Atlantic Moderate Managed Risk Portfolio	Equity	(3,114,193)	-
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	(2,835,949)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Equity	(8,749,265)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Interest Rate	25,950	(1,742)

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six-month period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	$2,420	$(9)
	Credit	(16,841)	(9,917)

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the six-month period ended June 30, 2025, ealized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	$-	$(12,516)

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2025.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Citibank NA	$44,407	$(25,721)	$18,686	$-	$18,686	$25,721	$(25,721)	$-	$-	$-
Deutsche Bank	4,322	-	4,322	-	4,322	-	-	-	-	-
JP Morgan Securities LLC	28,989	(28,989)	-	-	-	41,961	(28,989)	12,972	(12,972)	-
Total	$77,718	$(54,710)	$23,008	$-	$23,008	$67,682	$(54,710)	$12,972	$(12,972)	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
JP Morgan Chase Bank	$13,391	$-	$13,391	$-	$13,391	$-	$-	$-	$-	$-
Total	$13,391	$-	$13,391	$-	$13,391	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2025:

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts		$22,797	$-	$-	$22,797
Unrealized appreciation on Swap Contracts	$-	32,292	12,369	-	44,661
Unrealized appreciation on Swaptions	-	10,260	10,260	-	20,520
Liabilities
Unrealized depreciation on Futures Contracts	-	(27,547)	-	-	(27,547)
Unrealized depreciation on Swap Contracts	-	-	(17,358)	-	(17,358)
Unrealized depreciation on Swaptions	-	-	(22,776)	-	(22,776)
Total	$-	$37,802	$(17,505)	$-	$20,297

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$13,391	$-	$-	$13,391

The notional value of the derivative instruments outstanding as of June 30, 2025, as disclosed in the Portfolios of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. In addition, for the six-month period ended June 30, 2025, the relevant values of each derivative type were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic American Funds® Managed Risk Portfolio	-	$-	28	$4,611,393	$-	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-	14	2,703,789	-	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	36	7,025,402	-	-	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	22	4,557,460	73	13,485,477	-	1,597,500	1,433,333
Global Atlantic Moderately Aggressive Managed Risk Portfolio	-	-	133	27,875,930	-	-	-
Global Atlantic Moderate Managed Risk Portfolio	-	-	26	5,384,747	-	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	-	-	22	3,855,628	-	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	62	8,365,898	75	19,049,184	-	-	-

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the six-month period ended June 30, 2025, which is indicative volume for these derivative types.

**  Based on absolute values.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2025, the Portfolios did not hold any short sales of securities.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and make adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-month period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic American Funds® Managed Risk Portfolio	$17,720,121	$-	$28,382,018	$-
Global Atlantic Balanced Managed Risk Portfolio	13,190,392	-	21,301,968	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	54,731,816	-	70,151,195	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	$14,857,239	$39,801,019	$30,859,815	$43,632,636
Global Atlantic Moderately Aggressive Managed Risk Portfolio	45,453,828	-	79,886,181	-
Global Atlantic Moderate Managed Risk Portfolio	15,173,141	-	26,687,729	-
Global Atlantic Select Advisor Managed Risk Portfolio	6,978,282	-	13,924,866	-
Global Atlantic Wellington Research Managed Risk Portfolio	100,311,870	58,863,966	124,561,477	73,861,805

During the six-month period ended June 30, 2025, the Global Atlantic Wellington Research Managed Risk Portfolio sold securities that were executed with an affiliated broker. The commissions paid to the broker to execute these transactions were usual and customary and these transactions complied with Rule 17e-1 under the 1940 Act. The details of these transactions were as follows:

Security Name	Trade Date	Settle Date	Transaction	Quantity	Price	Commission	Proceeds
Standardaero, Inc.	2/5/2025	2/6/2025	Sell	1,211	$27.58	$24.22	$33,375.32
Standardaero, Inc.	2/7/2025	2/10/2025	Sell	648	$27.40	$12.96	$17,740.97

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Moderately Aggressive Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Moderate Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Wellington Management Company LLP Milliman Financial Risk Management, LLC

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser (the "Advisory Agreement"), the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2025.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Moderately Aggressive Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Moderate Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2025, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Board, on 60 days' written notice to the Adviser.

Portfolio	Operating Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	May 1, 2026
Global Atlantic Balanced Managed Risk Portfolio	0.92%	May 1, 2026
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	May 1, 2026
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	1.19%	May 1, 2026
Global Atlantic Moderately Aggressive Managed Risk Portfolio	0.88%	May 1, 2026
Global Atlantic Moderate Managed Risk Portfolio	0.92%	May 1, 2026
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	May 1, 2026
Global Atlantic Wellington Research Managed Risk Portfolio	1.19%	May 1, 2026

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which the Global Atlantic Select Advisor Managed Risk Portfolio invests. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of the compensation received from managers of underlying funds. The minimum amount of this waiver, until at least May 1, 2026, for the Portfolio is 0.14% and is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the six-month period ended June 30, 2025, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic American Funds® Managed Risk Portfolio	$299,174	$-	$-	$299,174
Global Atlantic Balanced Managed Risk Portfolio	10,401	-	-	10,401
Global Atlantic BlackRock Selects Managed Risk Portfolio	7,416	-	-	7,416
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	59,703	-	-	59,703
Global Atlantic Moderately Aggressive Managed Risk Portfolio	86,561	-	-	86,561
Global Atlantic Moderate Managed Risk Portfolio	12,210	-	-	12,210
Global Atlantic Select Advisor Managed Risk Portfolio	214,925	-	-	214,925
Global Atlantic Wellington Research Managed Risk Portfolio	103,508	-	-	103,508

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2025	December 31, 2026	December 31, 2027	December 31, 2028
Global Atlantic American Funds® Managed Risk Portfolio	$-	$-	$1,577	$17,947
Global Atlantic Balanced Managed Risk Portfolio	-	385	3,167	10,401
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	-	7,416
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	66,940	82,060	73,812	59,703
Global Atlantic Moderately Aggressive Managed Risk Portfolio	112,196	116,741	120,900	86,561
Global Atlantic Moderate Managed Risk Portfolio	-	-	2,903	12,210
Global Atlantic Select Advisor Managed Risk Portfolio	27,211	25,457	26,086	19,775
Global Atlantic Wellington Research Managed Risk Portfolio	135,879	142,076	136,871	103,508

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six-month period ended June 30, 2025, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

For the six-month period ended June 30, 2025, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$175,767
Global Atlantic Balanced Managed Risk Portfolio	85,139
Global Atlantic BlackRock Selects Managed Risk Portfolio	175,105
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	206,057
Global Atlantic Moderately Aggressive Managed Risk Portfolio	319,436
Global Atlantic Moderate Managed Risk Portfolio	105,496
Global Atlantic Select Advisor Managed Risk Portfolio	81,873
Global Atlantic Wellington Research Managed Risk Portfolio	359,439

For the six-month period ended June 30, 2025, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$11,340
Global Atlantic Balanced Managed Risk Portfolio	5,585
Global Atlantic BlackRock Selects Managed Risk Portfolio	11,387
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	13,515
Global Atlantic Moderately Aggressive Managed Risk Portfolio	21,022
Global Atlantic Moderate Managed Risk Portfolio	6,922
Global Atlantic Select Advisor Managed Risk Portfolio	5,328
Global Atlantic Wellington Research Managed Risk Portfolio	23,372

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2025, Forethought Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – FLIC, certain accounts or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2024, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$133,104,251	$26,700,542	$(11,573,152)	$15,127,390
Global Atlantic Balanced Managed Risk Portfolio	59,095,369	16,258,006	(3,063,088)	13,194,918
Global Atlantic BlackRock Selects Managed Risk Portfolio	133,591,472	17,710,964	(3,121,846)	14,589,118

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	$117,591,715	$67,653,913	$(3,902,786)	$63,751,127
Global Atlantic Moderately Aggressive Managed Risk Portfolio	176,325,626	100,869,052	(4,546,814)	96,322,238
Global Atlantic Moderate Managed Risk Portfolio	68,176,268	25,830,119	(3,058,239)	22,771,880
Global Atlantic Select Advisor Managed Risk Portfolio	56,757,108	14,665,432	(2,321,487)	12,343,945
Global Atlantic Wellington Research Managed Risk Portfolio	244,039,605	77,470,877	(9,403,096)	68,067,781

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2024 and 2023 were as follows:

For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$2,689,473	$-	$-	$2,689,473
Global Atlantic Balanced Managed Risk Portfolio	1,595,811	-	-	1,595,811
Global Atlantic BlackRock Selects Managed Risk Portfolio	2,789,968	-	-	2,789,968
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	3,042,428	9,266,298	-	12,308,726
Global Atlantic Moderately Aggressive Managed Risk Portfolio	3,961,817	5,381,020	-	9,342,837
Global Atlantic Moderate Managed Risk Portfolio	1,558,717	824,182	-	2,382,899
Global Atlantic Select Advisor Managed Risk Portfolio	1,170,792	-	-	1,170,792
Global Atlantic Wellington Research Managed Risk Portfolio	3,815,420	9,276,626	-	13,092,046
For fiscal year ended 12/31/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic American Funds® Managed Risk Portfolio	$5,500,719	$17,502,209	$-	$23,002,928
Global Atlantic Balanced Managed Risk Portfolio	1,253,987	-	-	1,253,987
Global Atlantic BlackRock Selects Managed Risk Portfolio	1,444,840	-	-	1,444,840
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	2,371,539	10,535,004	-	12,906,543
Global Atlantic Moderately Aggressive Managed Risk Portfolio	3,553,450	13,595,358	-	17,148,808
Global Atlantic Moderate Managed Risk Portfolio	1,298,429	2,019,905	-	3,318,334
Global Atlantic Select Advisor Managed Risk Portfolio	1,543,184	5,386,321	-	6,929,505
Global Atlantic Wellington Research Managed Risk Portfolio	2,239,646	-	-	2,239,646

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic American Funds® Managed Risk Portfolio	$2,750,663	$5,900,386	$-	$-	$15,127,390	$23,778,439
Global Atlantic Balanced Managed Risk Portfolio	1,483,973	195,659	-	-	13,194,918	14,874,550
Global Atlantic BlackRock Selects Managed Risk Portfolio	4,246,268	8,704,243	-	-	14,589,118	27,539,629
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	2,650,183	25,164,279	-	-	63,778,677	91,593,139

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic Moderately Aggressive Managed Risk Portfolio	$8,518,984	$27,035,472	$-	$-	$96,322,238	$131,876,694
Global Atlantic Moderate Managed Risk Portfolio	3,341,384	7,223,304	-	-	22,771,880	33,336,568
Global Atlantic Select Advisor Managed Risk Portfolio	1,511,591	4,963,578	-	-	12,343,945	18,819,114
Global Atlantic Wellington Research Managed Risk Portfolio	10,320,000	36,188,842	-	-	68,105,174	114,614,016

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) and unrealized derivative gains (losses) in the amount of $27,550 and $37,393 for Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, respectively.

During the year ended December 31, 2024, the following Portfolios utilized capital loss carryforwards:

Utilized
Global Atlantic American Funds® Managed Risk Portfolio	$1,913,403
Global Atlantic Balanced Managed Risk Portfolio	6,181,163
Global Atlantic BlackRock Selects Managed Risk Portfolio	8,322,655
Global Atlantic Select Advisor Managed Risk Portfolio	355,032

8.  NEW ACCOUNTING PRONOUNCEMENTS

During the 2024 fiscal year, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The Adviser acts as the Portfolios' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized OTC derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, geopolitical disputes,

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

10.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2025 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Wilshire Advisors LLC
1299 Ocean Avenue, Suite700
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent Statczar

Trent Statczar, Treasurer

(Principal Financial Officer and Principal Accounting Officer)

Date      September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Deborah Schunder

Deborah Schunder, President

(Principal Executive Officer)

Date      September 2, 2025

By (Signature and Title)*	/s/ Trent Statczar

Trent Statczar, Treasurer

(Principal Financial Officer and Principal Accounting Officer)

Date      September 2, 2025

* Print the name and title of each signing officer under his or her signature.